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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 7 of its series, Evergreen Florida Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, for the year ended August 31, 2003. These 7 series have a August 31, 2003 fiscal year end.

Date of reporting period: August 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Florida Municipal Bond Fund

Evergreen Florida Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	INDEPENDENT AUDITORS' REPORT
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Florida Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

1

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Richard K. Marrone

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Average annual return*

1 year with sales charge	-2.45%	-3.32%	-0.45%	N/A

1 year w/o sales charge	2.38%	1.58%	1.58%	2.60%

5 year	2.63%	2.40%	2.53%	3.76%

10 year	4.44%	4.19%	4.32%	5.04%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.38% for the twelve-month period ended August 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Lehman Brothers Municipal Bond Index returned 3.14%.

The investment environment of late can be characterized as extreme. During the last quarter of 2002, rates leveled off somewhat from their protracted decline during most of the year. We had a bit of a bumpy ride during the early months of 2003, although rates remained in a trading range while generally declining until mid-June, when they hit historic lows. A quick sell-off ensued and rates rose rapidly, producing one of the most volatile periods the market has seen in years as the economy started to show some positive movement and stocks improved. Liquidity became an issue at times as it usually does in the municipal market during periods of rising rates. When the market was active, most participants were trying to do the same thing at the same time, adding to the volatility.

Throughout the period, and as a part of the fund's overall strategy, we focused on the intermediate part of the yield curve (10 to 20 years). This part of the curve has performed very well during past market rallies and was fully priced. When the market turned, this part of the yield curve was hit hard and did not perform as expected. We have avoided some industries such as airlines and sold out of tobacco to avoid further volatility.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.40	0.46	0.47	0.47	0.46
Net realized and unrealized gains or losses on securities	-0.18	-0.08	0.32	-0.09	-0.56
Total from investment operations	0.22	0.38	0.79	0.38	-0.10
Distributions to shareholders from
Net investment income	-0.40	-0.46	-0.47	-0.47	-0.46
Net realized gains	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.40	-0.46	-0.47	-0.50	-0.69
Net asset value, end of period	$9.30	$9.48	$9.56	$9.24	$9.36
Total return[1]	2.38%	4.12%	8.79%	4.22%	-1.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$123,338	$132,375	$120,533	$114,159	$137,101
Ratios to average net assets
Expenses[2]	0.84%	0.58%	0.45%	0.42%	0.34%
Net investment income	4.25%	4.84%	5.03%	5.08%	4.71%
Portfolio turnover rate	41%	29%	18%	48%	57%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.33	0.37	0.39	0.38	0.37
Net realized and unrealized gains or losses on securities	-0.18	-0.08	0.32	-0.09	-0.56
Total from investment operations	0.15	0.29	0.71	0.29	-0.19
Distributions to shareholders from
Net investment income	-0.33	-0.37	-0.39	-0.38	-0.37
Net realized gains	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.33	-0.37	-0.39	-0.41	-0.60
Net asset value, end of period	$9.30	$9.48	$9.56	$9.24	$9.36
Total return[1]	1.58%	3.19%	7.83%	3.28%	-1.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$29,601	$30,728	$39,746	$46,522	$59,783
Ratios to average net assets
Expenses[2]	1.61%	1.45%	1.34%	1.33%	1.26%
Net investment income	3.47%	4.01%	4.14%	4.17%	3.79%
Portfolio turnover rate	41%	29%	18%	48%	57%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.33	0.38	0.39	0.38	0.37
Net realized and unrealized gains or losses on securities	-0.18	-0.09	0.32	-0.09	-0.56
Total from investment operations	0.15	0.29	0.71	0.29	-0.19
Distributions to shareholders from
Net investment income	-0.33	-0.37	-0.39	-0.38	-0.37
Net realized gains	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.33	-0.37	-0.39	-0.41	-0.60
Net asset value, end of period	$9.30	$9.48	$9.56	$9.24	$9.36
Total return[1]	1.58%	3.19%	7.83%	3.28%	-1.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,513	$9,781	$6,839	$6,594	$9,111
Ratios to average net assets
Expenses[2]	1.61%	1.45%	1.34%	1.33%	1.26%
Net investment income	3.47%	4.16%	4.14%	4.17%	3.79%
Portfolio turnover rate	41%	29%	18%	48%	57%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999
Net asset value, beginning of period	$9.48	$9.56	$9.24	$9.36	$10.15
Income from investment operations
Net investment income	0.43	0.47	0.48	0.47	0.47
Net realized and unrealized gains or losses on securities	-0.18	-0.08	0.32	-0.09	-0.56
Total from investment operations	0.25	0.39	0.80	0.38	-0.09
Distributions to shareholders from
Net investment income	-0.43	-0.47	-0.48	-0.47	-0.47
Net realized gains	0	0	0	-0.03	-0.23
Total distributions to shareholders	-0.43	-0.47	-0.48	-0.50	-0.70
Net asset value, end of period	$9.30	$9.48	$9.56	$9.24	$9.36
Total return	2.60%	4.23%	8.90%	4.32%	-0.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$287,129	$281,258	$318,069	$364,159	$407,474
Ratios to average net assets
Expenses[2]	0.61%	0.45%	0.34%	0.33%	0.26%
Net investment income	4.48%	4.96%	5.14%	5.17%	4.79%
Portfolio turnover rate	41%	29%	18%	48%	57%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.3%
AIRPORT 7.0%
Florida Arpt. Fin. Commission RB:
5.50%, 10/01/2011, (Insd. by FGIC)	AAA	$ 3,570,000	$ 3,882,803
5.50%, 10/01/2012, (Insd. by FGIC)	AAA	3,455,000	3,739,727
Hillsborough Cnty., FL Aviation Auth. RB, 9.37%, 05/01/2008	NR	3,945,000	4,272,040
Hillsborough Cnty., FL Aviation Auth. RRB, Tampa Intl. Arpt., Ser. A, 5.50%, 10/01/2008	AAA	6,470,000	6,945,027
Metro. Washington, DC Arpt. Auth., Ser. A, 5.75%, 10/01/2019	AAA	5,040,000	5,313,118
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd. by FGIC)	AAA	4,095,000	4,341,478
Okaloosa Cnty., FL Arpt. RB, 6.00%, 10/01/2030	A	2,015,000	2,114,380
Volusia Cnty., FL Arpt. Sys. RRB, Daytona Beach Intl. Arpt., 6.55%, 10/01/2003	AAA	790,000	793,713
31,402,286
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Indian Trace Dev. Dist., FL RB, Isles at Weston Proj., 5.50%, 05/01/2033	NR	2,000,000	1,808,400
CONTINUING CARE RETIREMENT COMMUNITY 2.8%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.375%, 11/15/2004	NR	275,000	286,495
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj., 7.00%, 12/01/2019	A-	500,000	538,745
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Sr. Ser. A, 6.70%, 07/01/2021	NR	5,000,000	4,452,300
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj.:
Ser. A, 5.25%, 11/15/2004	BBB-	1,150,000	1,188,537
Ser. A, 5.75%, 11/15/2014	BBB-	1,535,000	1,563,996
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Waterford Proj., 5.50%, 10/01/2015	BBB	2,750,000	2,693,570
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	NR	1,800,000	1,744,434
12,468,077
EDUCATION 8.0%
Broward Cnty., FL Edl. Facs. Auth. RB:
6.25%, 04/01/2013	AA	2,955,000	3,281,055
6.25%, 04/01/2015	AA	2,290,000	2,530,862
Broward Cnty., FL Sch. Board COP, 5.25%, 07/01/2019, (Insd. by MBIA)	AAA	3,820,000	4,011,382
Collier Cnty., FL Sch. Board COP, 5.375%, 02/15/2022, (Insd. by FSA)	Aaa	7,585,000	7,890,524
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.:
6.00%, 01/01/2010, (LOC: Suntrust Banks, Inc.)	AA-	2,000,000	2,070,540
6.00%, 01/01/2014, (LOC: Suntrust Banks, Inc.)	AA-	2,000,000	2,067,800
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A, 5.75%, 04/01/2012, (Insd. by AMBAC)	AAA	2,950,000	3,280,813
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Miami-Dade Cnty., FL Sch. Board COP, Ser. A, 5.875%, 10/01/2016, (Insd. by FSA)	AAA	$ 3,190,000	$ 3,576,436
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	AA	2,530,000	2,804,480
Tampa, FL RB, Univ. Tampa Proj., 5.50%, 04/01/2012	AA	1,100,000	1,186,130
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 6.125%, 10/15/2016	Baa3	3,500,000	3,546,445
36,246,467
ELECTRIC REVENUE 6.1%
Gainesville, FL Util. Sys. RB:
Ser. B, 6.50%, 10/01/2013	AA	4,800,000	5,758,320
Ser. B, 7.50%, 10/01/2008	AA	3,000,000	3,654,780
Ser. B, 7.50%, 10/01/2009	AA	3,000,000	3,709,920
Kissimmee, FL Util. Auth. Elec. Sys. RB:
5.25%, 10/01/2016	Aaa	1,505,000	1,620,975
5.25%, 10/01/2017	Aaa	2,640,000	2,821,131
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010, (Insd. by FSA)	AAA	5,000,000	5,789,700
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	A-	3,935,000	4,170,903
27,525,729
ESCROW 5.4%
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 3, 5.30%, 10/01/2006	AAA	5,225,000	5,755,390
Ser. 3, 5.50%, 10/01/2008	AAA	5,785,000	6,529,645
Ser. 3, 5.70%, 10/01/2011	AAA	2,000,000	2,272,120
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	A	4,000,000	4,220,040
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	AAA	5,000,000	5,561,750
24,338,945
GENERAL OBLIGATION - LOCAL 1.9%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	AAA	4,000,000	5,164,040
Jupiter, FL GO, Community Ctr. Proj., 5.50%, 07/01/2021	AA	1,235,000	1,348,645
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	AAA	1,880,000	2,225,920
8,738,605
GENERAL OBLIGATION - STATE 2.4%
Florida Board of Ed., Pub. Ed. GO, Ser. D, 5.25%, 06/01/2014	AA+	10,000,000	10,815,300
HOSPITAL 21.1%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	AAA	4,000,000	4,699,760
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	Aa2	4,660,000	4,996,452
5.50%, 08/15/2014	Aa2	3,730,000	3,941,416
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB:
Ascension Hlth., Ser. C, 5.75%, 11/15/2032	AA	$ 10,000,000	$ 10,439,500
Baptist Hosp., Inc., Ser. B, 6.00%, 10/01/2014	BBB+	2,915,000	2,944,354
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB, 4.60%, 04/01/2008	A	1,080,000	1,132,261
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group:
Ser. C, 5.75%, 08/15/2012	Aa2	4,300,000	4,855,732
Ser. C, 5.75%, 08/15/2013	Aa2	4,550,000	5,138,042
Ser. C, 5.75%, 08/15/2014	Aa2	2,810,000	3,173,164
Ser. C, 5.75%, 08/15/2015	Aa2	2,090,000	2,360,112
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016, (LOC: Suntrust Banks, Inc.)	Aa3	1,000,000	1,052,380
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	AAA	2,015,000	2,356,482
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	BBB	3,000,000	2,927,460
Orlando Regl. Healthcare Sys., Ser. 99-D, 5.75%, 10/01/2012, (Insd. by MBIA)	AAA	8,010,000	8,914,089
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay So. Proj.:
5.00%, 10/01/2003	BBB	775,000	776,116
5.00%, 10/01/2004	BBB	850,000	863,430
5.10%, 10/01/2005	BBB	930,000	941,541
5.20%, 10/01/2006	BBB	975,000	984,370
5.30%, 10/01/2007	BBB	1,000,000	1,007,640
Good Samaritan Hlth. Sys.:
6.20%, 10/01/2011	Aaa	3,695,000	3,785,860
6.30%, 10/01/2022	Aaa	6,000,000	6,148,080
John F. Kennedy Mem. Hosp., 9.50%, 08/01/2013	AAA	2,265,000	2,985,882
Palm Beach Cnty., FL IDRB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Bank Plc)	A	2,000,000	2,323,540
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	A1	5,000,000	5,055,100
Polk Cnty., FL IDA RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	AAA	6,365,000	6,515,978
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group, 5.75%, 11/15/2033	A+	5,000,000	5,098,050
95,416,791
HOUSING 12.3%
Boynton Beach, FL MHRB, Clipper Cove Apts.:
5.75%, 01/01/2028	A	4,245,000	4,355,625
6.45%, 01/01/2027	A+	1,500,000	1,688,880
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	Aaa	5,420,000	5,855,876
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Hsg. Fin. Corp. RB:
6.20%, 08/01/2016	AAA	$ 2,000,000	$ 2,094,560
Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	AAA	2,275,000	2,438,322
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	AAA	6,070,000	6,580,244
Sunset Place Homeowner Mtge.:
Ser. 4-Pac, 5.15%, 10/01/2006	A	550,000	582,120
Ser. 4-Pac, 5.50%, 10/01/2009	A	455,000	476,931
Florida Hsg. Fin. Corp. RRB, Ser. E, 6.35%, 05/01/2026	BBB+	1,365,000	1,407,574
Hialeah, FL Hsg. Auth. RRB, Patterson Pavilion, 5.15%, 05/01/2008	A1	890,000	891,032
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	Aaa	2,795,000	3,075,786
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
6.50%, 03/01/2031	Aaa	765,000	765,229
7.00%, 09/01/2031	Aaa	1,145,000	1,197,658
7.125%, 03/01/2028	Aaa	365,000	389,302
7.20%, 03/01/2033	Aaa	770,000	821,421
Ser. A, 7.20%, 03/01/2027	Aaa	1,680,000	1,789,301
Ser. A, Sub. Ser. 2, 7.50%, 09/01/2027	AAA	395,000	440,935
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.00%, 11/01/2027	Aaa	990,000	1,093,633
Sub. Ser. 1, 7.20%, 05/01/2028	Aaa	2,160,000	2,391,531
Miami-Dade Cnty., FL HFA RB, Home Ownership Mtge., Ser. A-1, 6.00%, 10/01/2032, (Insd. by FNMA & GNMA)	Aaa	750,000	765,240
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%, 01/01/2024, (Insd. by FNMA)	Aaa	1,000,000	1,001,010
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	Aaa	2,840,000	3,024,259
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%, 04/01/2028	AAA	3,240,000	3,441,301
Pinellas Cnty., FL HFA SFHRB:
7.25%, 09/01/2029	Aaa	670,000	749,335
Multi-Cnty. Proj.:
Ser. A, 6.25%, 08/01/2012, (Insd. by FNMA & GNMA)	AAA	790,000	806,977
Ser. A-1, 5.95%, 03/01/2030	Aaa	1,895,000	1,926,400
Ser. A-1, 7.20%, 09/01/2029	Aaa	1,980,000	2,203,483
Ser. C-1, 6.30%, 03/01/2029	Aaa	3,115,000	3,263,492
55,517,457
INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Escambia Cnty., FL PCRB, Champion International Corp. Proj.:
5.875%, 06/01/2022	BBB	5,230,000	5,104,741
6.40%, 09/01/2030	Baa2	1,500,000	1,519,800
6.90%, 08/01/2022	BBB	8,500,000	8,810,420
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	A+	11,300,000	12,240,725
St. Johns Cnty., FL IDA Hosp. RB, Flagler Hosp. Proj., 6.00%, 08/01/2008	A-	945,000	957,578
28,633,264
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.4%
Greenville Cnty., SC Sch. Dist. Installment RB, 6.00%, 12/01/2021	AA-	$ 10,000,000	$ 10,858,100
MISCELLANEOUS REVENUE 2.8%
Florida Board of Ed. Lottery RB, Ser. B, 6.00%, 07/01/2014	AAA	5,000,000	5,676,800
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	AAA	1,645,000	1,774,396
Ser. B, 5.40%, 12/01/2015, (Insd. by FGIC)	AAA	1,620,000	1,754,590
Ser. E, 5.70%, 12/01/2020, (Insd. by FGIC)	AAA	2,095,000	2,256,482
Tampa, FL Occupational License Tax RB, Ser. A, 5.375%, 10/01/2016	Aaa	1,015,000	1,097,915
12,560,183
PORT AUTHORITY 2.2%
Hillsborough Cnty., FL Port Dist. RB, Tampa Port Auth. Proj.:
Ser. A, 5.75%, 06/01/2015, (Insd. by MBIA)	AAA	1,010,000	1,100,405
Ser. A, 5.75%, 06/01/2016, (Insd. by MBIA)	AAA	1,060,000	1,146,899
Ser. A, 5.75%, 06/01/2017, (Insd. by MBIA)	AAA	1,115,000	1,201,412
Ser. A, 5.75%, 06/01/2018, (Insd. by MBIA)	AAA	1,175,000	1,263,442
Ser. A, 5.75%, 06/01/2019, (Insd. by MBIA)	AAA	1,240,000	1,322,324
Ser. A, 5.75%, 06/01/2020, (Insd. by MBIA)	AAA	1,305,000	1,389,721
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	Aaa	2,375,000	2,544,216
9,968,419
PUBLIC FACILITIES 2.4%
Florida Division Bond Fin. Dept. RB, Dept. of Env. Preservation, 5.25%, 07/01/2007, (Insd. by MBIA)	AAA	6,500,000	7,094,165
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	AAA	3,000,000	3,801,690
10,895,855
RESOURCE RECOVERY 1.2%
Dade Cnty., FL Solid Wst. Sys. Spl. Obl. RB, 6.00%, 10/01/2006, (Insd. by AMBAC)	AAA	5,000,000	5,602,500
SALES TAX 1.8%
Jacksonville, FL Excise Taxes RB:
Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	AAA	2,805,000	3,088,249
Ser. B, 5.75%, 10/01/2013, (Insd. by FGIC)	AAA	3,050,000	3,254,289
Jacksonville, FL Sales Tax RB, 5.25%, 10/01/2020	AAA	1,500,000	1,568,070
7,910,608
SOLID WASTE 0.8%
Granite City-Madison Cnty., IL Solid Wst. Disp. RB, Waste Management, Inc. Proj., 5.00%, 05/01/2027	BBB	3,720,000	3,816,385
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.1%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.:
5.625%, 12/01/2009	BBB	$ 2,000,000	$ 2,075,380
5.80%, 12/01/2013	BBB	3,000,000	3,076,440
5,151,820
TOBACCO REVENUE 0.6%
Tobacco Settlement Fin. Corp. of New York, 9.52%, 05/01/2008	NR	2,500,000	2,717,200
TRANSPORTATION 1.2%
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	AAA	4,550,000	5,409,768
UTILITY 0.7%
Florida Muni. Pwr. Agcy. RRB, Stanton II Proj., 5.50%, 10/01/2020, (Insd. by AMBAC)	Aaa	2,925,000	3,123,110
WATER & SEWER 4.4%
Davie, FL Wtr. & Swr. RRB:
5.25%, 10/01/2017, (Insd. by AMBAC) #	AAA	910,000	972,435
5.25%, 10/01/2018, (Insd. by AMBAC) #	AAA	465,000	493,012
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 10/01/2016	AAA	1,335,000	1,431,093
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5B, 5.75%, 08/01/2014	NR	1,010,000	1,022,585
Unit Dev. No. 5D, 5.50%, 08/01/2015	NR	500,000	499,110
Unit Dev. No. 9-A, 7.20%, 08/01/2016	AAA	1,300,000	1,513,304
Unit Dev. No. 9B, 5.85%, 08/01/2013	NR	835,000	852,752
Orlando, FL Util. Commission, Wtr. & Elec. RB:
6.00%, 10/01/2010	AA	4,000,000	4,619,320
Ser. C, 5.25%, 10/01/2023	AA-	1,500,000	1,538,070
Pembroke Pines, FL Cons. Util. Sys. RB, 6.25%, 09/01/2004, (Insd. by FGIC)	AAA	1,720,000	1,764,651
Polk Cnty., FL Util. Sys. RB, 5.25%, 10/01/2022	Aaa	1,000,000	1,034,800
Stuart, FL Util. RB:
5.25%, 10/01/2020	AAA	1,480,000	1,547,162
5.25%, 10/01/2022	AAA	1,115,000	1,153,802
5.25%, 10/01/2024	AAA	1,240,000	1,271,186
19,713,282
Total Municipal Obligations			430,638,551

		Shares	Value

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional Municipal Money Market Fund ## (o)		28,317,914	28,317,914
Total Investments (cost $437,351,487) 101.6%			458,956,465
Other Assets and Liabilities (1.6%)			(7,375,253)
Net Assets 100.0%			$ 451,581,212
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2003

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of August 31, 2003 (unaudited):
Florida	87.9%
South Carolina	2.4%
District of Columbia	1.2%
Puerto Rico	0.9%
Illinois	0.8%
New York	0.6%
Non-state specific	6.2%
Total	100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 437,351,487
Net unrealized gains on securities	21,604,978

Market value of securities	458,956,465
Receivable for Fund shares sold	54,957
Interest receivable	7,153,856
Prepaid expenses and other assets	38,898

Total assets	466,204,176

Liabilities
Dividends payable	1,371,589
Payable for securities purchased	12,466,200
Payable for Fund shares redeemed	691,924
Due to custodian bank	96
Advisory fee payable	20,791
Distribution Plan expenses payable	8,551
Due to other related parties	4,950
Accrued expenses and other liabilities	58,863

Total liabilities	14,622,964

Net assets	$ 451,581,212

Net assets represented by
Paid-in capital	$ 461,268,172
Overdistributed net investment income	(198,966)
Accumulated net realized losses on securities	(31,092,972)
Net unrealized gains on securities	21,604,978

Total net assets	$ 451,581,212

Net assets consists of
Class A	$ 123,337,613
Class B	29,600,889
Class C	11,513,398
Class I	287,129,312

Total net assets	$ 451,581,212

Shares outstanding
Class A	13,258,540
Class B	3,181,946
Class C	1,237,628
Class I	30,865,457

Net asset value per share
Class A	$ 9.30
Class A -- Offering price (based on sales charge of 4.75%)	$ 9.76
Class B	$ 9.30
Class C	$ 9.30
Class C -- Offering price (based on sales charge of 1.00%)	$ 9.39
Class I	$ 9.30

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 23,232,591

Expenses
Advisory fee	1,919,473
Distribution Plan expenses
Class A	355,954
Class B	310,280
Class C	117,807
Administrative services fee	457,017
Transfer agent fees	148,302
Trustees' fees and expenses	12,740
Printing and postage expenses	14,365
Custodian fees	119,250
Registration and filing fees	58,706
Professional fees	21,955
Other	25,192

Total expenses	3,561,041
Less: Expense reductions	(1,737)
Fee waivers and expense reimbursements	(56,363)

Net expenses	3,502,941

Net investment income	19,729,650

Net realized and unrealized gains or losses on securities
Net realized gains on securities	158,852
Net change in unrealized gains or losses on securities	(8,813,194)

Net realized and unrealized gains or losses on securities	(8,654,342)

Net increase in net assets resulting from operations	$ 11,075,308

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002

Operations
Net investment income		$ 19,729,650		$ 22,285,533
Net realized gains or losses on securities		158,852		(5,567,391)
Net change in unrealized gains or losses on securities		(8,813,194)		936,793

Net increase in net assets resulting from operations		11,075,308		17,654,935

Distributions to shareholders from
Net investment income
Class A		(5,599,423)		(6,156,026)
Class B		(1,079,041)		(1,326,600)
Class C		(409,222)		(316,846)
Class I		(12,698,568)		(14,618,456)

Total distributions to shareholders		(19,786,254)		(22,417,928)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,691,660	25,503,398	2,573,644	24,185,986
Class B	878,202	8,332,970	1,171,435	10,990,661
Class C	807,710	7,665,701	534,319	5,025,531
Class I	7,754,799	73,552,760	3,448,469	32,453,439

		115,054,829		72,655,617

Net asset value of shares issued in reinvestment of distributions
Class A	253,196	2,396,133	275,836	2,590,932
Class B	58,276	551,499	67,138	631,092
Class C	16,711	158,119	10,759	101,096
Class I	19,487	184,644	16,271	152,848

		3,290,395		3,475,968

Automatic conversion of Class B shares to Class A shares
Class A	350,831	3,331,876	1,600,058	15,028,089
Class B	(350,831)	(3,331,876)	(1,600,058)	(15,028,089)

		0		0

Payment for shares redeemed
Class A	(4,007,012)	(37,815,567)	(3,081,629)	(28,907,857)
Class B	(646,598)	(6,122,181)	(551,060)	(5,195,685)
Class C	(618,947)	(5,854,956)	(227,991)	(2,151,338)
Class I	(6,590,312)	(62,402,468)	(7,037,141)	(66,158,679)

		(112,195,172)		(102,413,559)

Net increase (decrease) in net assets resulting from capital share transactions		6,150,052		(26,281,974)

Total decrease in net assets		(2,560,894)		(31,044,967)
Net assets
Beginning of period		454,142,106		485,187,073

End of period		$ 451,581,212		$ 454,142,106

Overdistributed net investment income		$ (198,966)		$ (145,779)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC waived its fee in the amount of $801 and reimbursed expenses relating to Class A shares in the amount of $55,562 which represents 0.00% of the Fund's average daily net assets and 0.04% of the average daily net assets of Class A shares, respectively. Total amounts subject to recoupment as of August 31, 2003 were $6,846.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

21

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $179,215,471 and $181,996,752, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $437,351,487. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,625,192 and $1,020,214, respectively, with a net unrealized appreciation of $21,604,978.

As of August 31, 2003, the Fund had $31,092,972 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2004	2008	2009	2010	2011

$1,089,463	$7,387,972	$17,071,351	$496,784	$5,047,402

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$198,966	$21,604,978	$31,092,972

The tax character of distributions paid was as follows:

	Year Ended August 31,
	2003	2002

Ordinary Income	$ 119,265	$ 207,324
Exempt-Interest Income	19,666,989	22,210,604

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

23

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.40%.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567741   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Florida High Income Municipal Bond Fund

Evergreen Florida High Income Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Florida High Income Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

1

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Richard K. Marrone

PERFORMANCE AND RETURNS1

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Average annual return*

1 year with sales charge	-2.43%	-3.18%	-0.27%	N/A

1 year w/o sales charge	2.42%	1.67%	1.67%	2.69%

5 year	2.11%	2.02%	2.14%	3.37%

10 year	4.71%	4.58%	4.68%	5.43%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.42% for the twelve-month period ended August 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Lehman Brothers Municipal Bond Index returned 3.14%.

The investment environment of late can be characterized as extreme. We had a bit of a bumpy ride during the early months of 2003, although rates remained in a trading range while generally declining until mid-June, when they hit historic lows. A quick sell-off ensued and rates rose rapidly, producing one of the most volatile periods the market has seen in years as the economy started to show some positive movement and stocks improved. Liquidity became an issue at times as it usually does in the municipal market during periods of rising rates. When the market was active, most participants were trying to do the same thing at the same time, adding to the volatility.

In general, we moved to guard against the possibility of price losses from increases in interest rates by shortening the duration -- a measure of sensitivity to interest rate changes -- during the period. At August 31, 2003, we had shortened the fund's duration to about 6.5 years. However, high-income bonds are less sensitive to changes in interest rates because of their greater income, so we did not believe we needed to shorten the duration in this fund as much as in other, higher-grade portfolios. The prices of high-yield bonds tend to be determined more by the underlying economic fundamentals of the issuing agency or municipality, rather than by interest rate movements.

Throughout the period, and as a part of the overall strategy of the fund, we focus on the intermediate part of the yield curve (10 to 20 years). This part of the curve has performed well during market rallies and was fully priced. When the market turned, this part of the yield curve was hit hard and did not perform as expected.We have avoided some industries such as airlines that have been volatile. This fund sold out of tobacco bonds during the period as it became apparent that this sector would be volatile going forward.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.53	0.58	0.60	0.59	0.57
Net realized and unrealized gains or losses on securities	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.24	0.38	0.81	0.15	-0.01
Distributions to shareholders from
Net investment income	-0.53	-0.58	-0.60	-0.59	-0.57
Net realized gains	0	0	0	0	0[1]
Total distributions to shareholders	-0.53	-0.58	-0.60	-0.59	-0.57
Net asset value, end of period	$9.96	$10.25	$10.45	$10.24	$10.68
Total return[2]	2.42%	3.77%	8.13%	1.57%	-0.16%
Ratios and supplemental data
Net assets, end of period (thousands)	$186,685	$196,678	$212,631	$212,410	$269,616
Ratios to average net assets
Expenses[3]	0.99%	0.88%	0.87%	0.87%	0.86%
Net investment income	5.27%	5.63%	5.77%	5.73%	5.10%
Portfolio turnover rate	26%	26%	17%	39%	29%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.46	0.50	0.52	0.51	0.48
Net realized and unrealized gains or losses on securities	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.17	0.30	0.73	0.07	-0.10
Distributions to shareholders from
Net investment income	-0.46	-0.50	-0.52	-0.51	-0.48
Net realized gains	0	0	0	0	0[1]
Total distributions to shareholders	-0.46	-0.50	-0.52	-0.51	-0.48
Net asset value, end of period	$9.96	$10.25	$10.45	$10.24	$10.68
Total return[2]	1.67%	2.99%	7.32%	0.81%	-0.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$125,469	$135,832	$125,951	$115,352	$130,259
Ratios to average net assets
Expenses[3]	1.72%	1.63%	1.63%	1.62%	1.61%
Net investment income	4.54%	4.87%	5.02%	4.99%	4.34%
Portfolio turnover rate	26%	26%	17%	39%	29%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.46	0.50	0.52	0.51	0.48
Net realized and unrealized gains or losses on securities	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.17	0.30	0.73	0.07	-0.10
Distributions to shareholders from
Net investment income	-0.46	-0.50	-0.52	-0.51	-0.48
Net realized gains	0	0	0	0	0[1]
Total distributions to shareholders	-0.46	-0.50	-0.52	-0.51	-0.48
Net asset value, end of period	$9.96	$10.25	$10.45	$10.24	$10.68
Total return[2]	1.67%	2.99%	7.32%	0.81%	-0.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,729	$22,650	$13,516	$9,310	$6,749
Ratios to average net assets
Expenses[3]	1.72%	1.63%	1.62%	1.62%	1.61%
Net investment income	4.54%	4.85%	4.99%	4.98%	4.31%
Portfolio turnover rate	26%	26%	17%	39%	29%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.25	$10.45	$10.24	$10.68	$11.26
Income from investment operations
Net investment income	0.56	0.61	0.62	0.62	0.60
Net realized and unrealized gains or losses on securities	-0.29	-0.20	0.21	-0.44	-0.58
Total from investment operations	0.27	0.41	0.83	0.18	0.02
Distributions to shareholders from
Net investment income	-0.56	-0.61	-0.62	-0.62	-0.60
Net realized gains	0	0	0	0	0[2]
Total distributions to shareholders	-0.56	-0.61	-0.62	-0.62	-0.60
Net asset value, end of period	$9.96	$10.25	$10.45	$10.24	$10.68
Total return	2.69%	4.03%	8.40%	1.83%	0.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$81,057	$91,535	$89,505	$66,120	$53,624
Ratios to average net assets
Expenses[3]	0.72%	0.63%	0.63%	0.62%	0.62%
Net investment income	5.54%	5.87%	6.02%	6.01%	5.38%
Portfolio turnover rate	26%	26%	17%	39%	29%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.1%
AIRPORT 0.2%
Okaloosa Cnty. FL Arpt. RB, 5.50%, 10/01/2023	A	$1,000,000	$ 997,780
COMMUNITY DEVELOPMENT DISTRICT 21.5%
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	NR	253,000	252,914
6.30%, 05/01/2019	NR	435,000	438,971
7.60%, 05/01/2018	NR	650,000	678,327
Bayside, FL CDD Capital Impt. RB:
Ser. A, 5.95%, 05/01/2008	NR	944,000	939,733
Ser. B, 6.05%, 05/01/2008	NR	600,000	597,294
Ser. B, 6.375%, 05/01/2018	NR	1,625,000	1,634,003
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	NR	1,480,000	1,499,344
Ser. A, 7.50%, 05/01/2019	NR	2,203,000	2,264,750
Ser. B, 6.00%, 05/01/2006	NR	1,140,000	1,137,663
Ser. B, 6.75%, 05/01/2004	NR	1,980,000	1,983,227
Championsgate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	NR	2,795,000	2,567,151
Ser. B, 5.70%, 05/01/2005	NR	2,455,000	2,430,573
Covington Park, FL CDD RB, 7.00%, 05/01/2031	NR	3,915,000	4,004,928
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	NR	2,000,000	2,013,380
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	NR	1,235,000	1,274,100
Fiddlers Creek CDD RB:
Ser. A, 6.00%, 05/01/2016	NR	1,715,000	1,677,664
Ser. A, 6.375%, 05/01/2035	NR	1,285,000	1,246,643
Fishhawk CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	NR	1,000,000	994,360
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	2,500,000	2,542,550
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs.,
Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	NR	5,000,000	4,884,700
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	NR	3,395,000	3,378,500
Heritage Isles, FL CDD Spl. Assmt. RB:
Ser. A, 5.75%, 05/01/2005	NR	960,000	957,946
Ser. B, 6.00%, 05/01/2020	NR	2,400,000	2,297,472
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	NR	2,705,000	2,714,278
Ser. B, 6.00%, 05/01/2005	NR	1,900,000	1,897,245
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	NR	2,495,000	2,386,717
Ser. B, 5.50%, 05/01/2005	NR	2,985,000	2,970,194
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit GO, Sub. Ser. B, 8.25%, 05/01/2011	NR	2,500,000	2,759,075
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	NR	3,200,000	3,142,720
Journeys End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	NR	2,300,000	2,379,534
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	NR	2,040,000	2,108,993
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Lakeside Plantation, FL CDD RB:
Ser. B, 6.625%, 05/01/2006	NR	$1,050,000	$ 984,921
Ser. B, 6.95%, 05/01/2031	NR	2,310,000	2,036,427
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	NR	925,000	921,679
Marshall Creek, FL CDD, 6.625%, 05/01/2032	NR	3,000,000	2,963,580
Meadow Pointe II, FL CDD Capital Impt. RB, 7.75%, 05/01/2018 144A	NR	1,075,000	1,098,145
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	NR	2,880,000	3,033,130
Northwood, FL CDD RB, 7.60%, 05/01/2017	NR	1,250,000	1,278,775
Overoaks, FL CDD Capital Impt. RB, 8.25%, 05/01/2017	NR	500,000	536,770
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	NR	4,920,000	5,116,062
Quantum, FL CDD Spl. Assmt. RB, 7.75%, 03/01/2014	NR	860,000	874,388
Remington, FL CDD RB, 6.95%, 05/01/2009	NR	1,715,000	1,667,203
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	NR	1,350,000	1,410,183
7.50%, 05/01/2017	NR	1,465,000	1,496,366
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	NR	3,145,000	3,164,247
88,636,825
CONTINUING CARE RETIREMENT COMMUNITY 15.8%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.50%, 11/15/2012	NR	1,875,000	2,050,256
California Hlth. Facs. Financing Auth. RB, Adventist Hlth. Sys.:
5.00%, 03/01/2022	A	1,545,000	1,452,238
5.00%, 03/01/2033	A	2,500,000	2,244,900
Fleming Island Plantation, FL Spl. Assmt. RB, Ser. A, 6.30%, 02/01/2005	NR	470,000	472,059
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch A, 8.00%, 06/01/2032	NR	3,000,000	3,009,480
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	NR	3,360,000	3,220,594
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	NR	950,000	964,212
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Sr. Ser. A, 6.70%, 07/01/2021	NR	1,590,000	1,415,831
Homestead, FL IDA RB, Community Rehabilitation Providers Program, Ser. A, 7.95%, 11/01/2018	NR	3,115,000	3,148,299
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A, 6.25%, 10/01/2017	NR	3,290,000	3,233,346
Ser. A, 6.375%, 10/01/2025	NR	6,575,000	6,282,610
Ser. B, 5.875%, 10/01/2027	NR	1,155,000	1,159,389
Shell Point Vlg. Proj.:
Ser. A, 5.50%, 11/15/2029	BBB-	2,200,000	1,996,236
Ser. A, 5.75%, 11/15/2011	BBB-	1,015,000	1,056,473
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	NR	$ 480,000	$ 490,157
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran Tower:
8.40%, 07/01/2014	NR	395,000	417,969
8.75%, 07/01/2026	NR	370,000	380,083
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	BBB	2,750,000	2,754,070
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	BBB	920,000	931,417
Waterford Proj.:
5.20%, 10/01/2006	BBB	965,000	974,274
5.30%, 10/01/2007	BBB	990,000	997,563
5.50%, 10/01/2015	BBB	6,500,000	6,366,620
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home, 8.00%, 10/01/2008	NR	1,100,000	1,091,453
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	NR	1,000,000	969,130
St. John's Cnty., FL IDA RB:
Bayview Proj., Ser. A, 7.10%, 10/01/2026	NR	2,500,000	2,240,450
Glenmoor St. John's Proj.:
Ser. A, 8.00%, 01/01/2020	NR	5,000,000	4,954,250
Ser. A, 8.00%, 01/01/2023	NR	6,000,000	5,940,840
Vicars Landing Proj., Ser. A, 6.75%, 02/15/2012	BBB-	2,510,000	2,571,897
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	NR	2,000,000	2,381,940
65,168,036
EDUCATION 3.4%
North Miami, FL Edl. Facs. RB, Johnston & Wales Univ. Proj., 5.00%, 04/01/2020	AAA	1,080,000	1,093,911
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	AA	3,185,000	3,366,227
Clearwater Christian College, 8.00%, 02/01/2011	NR	2,555,000	2,854,369
Eckerd College, 7.75%, 07/01/2014	NR	585,000	591,388
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.20%, 10/15/2026	AA	1,000,000	989,850
5.20%, 10/15/2033	AA	1,000,000	979,520
Ser. A, 5.75%, 10/15/2029	Baa3	3,180,000	3,019,346
Ser. A, 6.125%, 10/15/2016	Baa3	1,025,000	1,038,602
13,933,213
GENERAL OBLIGATION - LOCAL 0.7%
Marshall Creek, FL CDD Spl. Assmt. GO:
Ser. A, 7.65%, 05/01/2032	NR	1,985,000	2,128,575
Ser. B, 6.75%, 05/01/2007	NR	705,000	706,946
2,835,521
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 12.9%
Cmnwlth. of Puerto Rico Indl. Tourist, Edl., Med. & Env. Ctl. Facs. RB, Mennonite Gen. Hosp. Proj., Ser. A, 6.50%, 07/01/2012	BBB-	$ 780,000	$ 735,907
Escambia Cnty., FL Hlth. Facs. Auth. RB:
Ascension Hlth., Ser. C, 5.75%, 11/15/2032	AA	5,000,000	5,219,750
Baptist Hosp., Inc., Ser. B, 6.00%, 10/01/2014	BBB+	2,520,000	2,545,376
Hillsborough Cnty., FL IDA Hosp. RB, Tampa General Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	Baa1	2,000,000	1,890,260
Ser. B, 5.25%, 10/01/2028	Baa1	5,410,000	5,045,961
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	NR	3,890,000	3,630,537
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr. Proj., Ser. A, 5.60%, 07/01/2008	A	5,000,000	5,383,100
Medical Univ., SC Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%, 08/15/2032	BBB+	5,635,000	5,823,998
Orange Cnty., FL Hlth. Facs. Auth. RB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	BBB	1,040,000	1,014,853
Palm Beach Cnty., FL IDRB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Bank Plc)	A	1,500,000	1,742,655
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	A1	5,000,000	5,055,100
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group:
5.25%, 11/15/2033	A+	4,900,000	4,769,317
5.75%, 11/15/2033	A+	3,000,000	3,058,830
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A, 7.00%, 10/01/2012	NR	1,125,000	1,067,062
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	BBB	1,750,000	1,793,190
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A, 5.75%, 07/01/2019	A	1,500,000	1,544,655
West Orange Healthcare Dist. of FL RB, Ser. A, 5.80%, 02/01/2031	A-	3,000,000	3,022,080
53,342,631
HOUSING 17.7%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 07/01/2016	A+	750,000	842,730
Brevard Cnty., FL HFA RRB:
Ser. B, 6.50%, 09/01/2022	Aaa	1,384,000	1,485,351
Ser. C, 5.00%, 09/01/2015	Aaa	2,000,000	2,028,740
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	A+	4,820,000	4,920,786
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	Aaa	2,980,000	3,016,028
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	AAA	$ 4,905,000	$ 5,019,483
Ser. E, 8.00%, 02/01/2030	NR	1,395,000	1,338,823
Sunset Place, Ser. K-3, 6.50%, 10/01/2029	BBB	1,170,000	1,093,599
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	BBB-	1,500,000	1,541,670
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.38%, 07/01/2040	NR	4,000,000	3,930,640
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A, 4.20%, 09/01/2022	Aaa	530,000	538,544
Ser. A, 5.70%, 09/01/2033	Aaa	1,115,000	1,122,705
Ser. A, 7.20%, 03/01/2027	Aaa	905,000	963,879
Ser. A, Sub. Ser. 2, 6.85%, 03/01/2029	Aaa	2,290,000	2,329,708
Ser. A, Sub. Ser. 2, 7.45%, 09/01/2027	AAA	895,000	975,720
Ser. A, Sub. Ser. 2, 7.50%, 09/01/2027	AAA	1,675,000	1,869,786
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg., Ser. A, 8.25%, 05/01/2014	NR	2,205,000	2,270,334
Manatee Cnty., FL HFA MHRB, 7.45%, 05/01/2027	Aaa	1,010,000	1,083,114
Manatee Cnty., FL HFA SFHRB, Sub. Ser. 4, 6.875%, 11/01/2026	Aaa	1,145,000	1,192,667
Orange Cnty., FL HFA MHRB:
Brentwood Park Apts., Ser. C, 6.40%, 07/01/2032	NR	9,840,000	8,568,180
Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	NR	2,845,000	2,600,643
Palm West Apts. Proj., Ser. B, 6.50%, 03/01/2034	NR	2,900,000	2,585,727
Palms at Brentwood, Ser. K, 6.50%, 12/01/2034	NR	14,735,000	13,125,643
Orange Cnty., FL HFA SFHRB, Ser. B, 6.85%, 10/01/2027, (Insd. by GNMA & FNMA)	AAA	1,225,000	1,261,370
Palm Beach Cnty., FL HFA SFHRB:
Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	Aaa	635,000	659,689
Daughters of Charity, Ser. A, 7.60%, 03/01/2023, (Insd. by GNMA)	Aaa	990,000	993,712
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Proj.,
5.35%, 09/01/2024	Aaa	885,000	888,115
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. B-1, 6.00%, 09/01/2021	Aaa	1,185,000	1,226,842
Ser. B-1, 6.10%, 09/01/2026	Aaa	665,000	688,189
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.:
Ser. C, 7.00%, 07/01/2012, (Insd. by FNMA)	Aaa	770,000	777,877
Ser. C, 7.00%, 07/01/2024, (Insd. by FNMA)	Aaa	2,000,000	2,020,620
72,960,914
INDUSTRIAL DEVELOPMENT REVENUE 10.7%
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	NR	3,000,000	2,957,250
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Escambia Cnty., FL PCRB, Champion International Corp. Proj.:
6.40%, 09/01/2030	Baa2	$4,200,000	$ 4,255,440
6.90%, 08/01/2022	BBB	5,125,000	5,312,165
Hernando Cnty., FL IDA RB, Crushed Stone Co., 8.50%, 12/01/2014	NR	3,610,000	3,697,362
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.:
6.75%, 07/01/2029	NR	8,410,000	6,999,559
Ser. A, 6.50%, 07/01/2029	NR	3,000,000	2,534,010
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	BB+	4,000,000	4,126,600
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	NR	4,000,000	4,087,280
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Ser. A, 7.00%, 05/01/2019	NR	300,000	314,901
Heron Bay Proj., 7.00%, 05/01/2019	NR	1,747,000	1,819,221
Parkland Isles Proj., Ser. B, 6.25%, 05/01/2005	NR	10,000	9,979
Wtr. Mgmt., Ser. A, 8.20%, 05/01/2024	NR	1,182,000	1,247,046
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	NR	2,605,000	2,592,365
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	NR	2,000,000	2,003,620
St. Johns Cnty., FL IDRRB, Vicars Landing Proj., Ser. B, 5.125%, 02/15/2017	BBB-	2,000,000	1,997,500
43,954,298
MISCELLANEOUS REVENUE 1.8%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention:
Ser. B, 6.25%, 12/01/2016	BBB	1,000,000	1,061,830
Ser. B, 6.35%, 12/01/2022	BBB	500,000	528,640
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange Proj.:
Ser. A, 5.50%, 05/01/2010	NR	1,000,000	998,810
Ser. A, 5.80%, 05/01/2026	NR	5,000,000	4,834,450
7,423,730
PORT AUTHORITY 0.5%
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	Aaa	2,000,000	2,142,869
PUBLIC FACILITIES 4.0%
Heritage Harbor, FL RB, 7.75%, 05/01/2023	NR	740,000	706,234
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A, 7.10%, 10/01/2023	NR	4,000,000	3,598,680
Puerto Rico Pub. Fin. Corp. RB, Comnwlth. Appropriation, Ser. E, 5.75%, 08/01/2030	BBB+	3,500,000	3,662,435
Stoneybrook, FL CDD, Golf Course RB, 7.00%, 10/01/2022	NR	9,630,000	8,720,639
16,687,988
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.8%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj.:
Ser. D, 7.05%, 12/01/2010	BBB-	$ 750,000	$ 775,065
Ser. D, 7.125%, 12/01/2015	BBB-	3,000,000	3,097,770
Ser. D, 7.15%, 12/01/2018	BBB-	3,500,000	3,629,360
7,502,195
TOBACCO REVENUE 1.3%
Tobacco Settlement Fin. Corp. of NY, 5.50%, 09/04/2003	NR	5,000,000	5,434,400
TRANSPORTATION 0.7%
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	NR	3,000,000	2,791,980
UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	NR	1,500,000	1,539,285
7.375%, 10/01/2019	NR	1,080,000	1,115,370
2,654,655
WATER & SEWER 3.5%
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 3-A, 7.00%, 08/01/2015	NR	500,000	510,095
Unit Dev. No. 5-B, 6.00%, 08/01/2025	NR	2,015,000	2,020,541
Unit Dev. No. 9-A, 7.20%, 08/01/2016	AAA	2,500,000	2,910,200
Unit Dev. No. 9-B:
5.90%, 08/01/2019	NR	1,000,000	1,007,730
6.00%, 08/01/2029	NR	2,600,000	2,599,844
Unit Dev. No. 43, 6.125%, 08/01/2031	NR	1,420,000	1,389,271
Unit Dev. No. 44-A, 6.60%, 08/01/2031	NR	1,315,000	1,348,743
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	NR	1,745,000	1,801,468
St. Lucie West Svcs. Dist., FL Util. RB, 7.00%, 10/01/2010	NR	905,000	909,598
14,497,490
Total Municipal Obligations			400,964,525

		Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Municipal Money Market Fund (o)		172,338	172,338
Total Investments (cost $403,594,000) 97.1%			401,136,863
Other Assets and Liabilities 2.9%			11,802,432
Net Assets 100.0%			$ 412,939,295
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2003

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to the Fund and the money market fund.
Summary of Abbreviations:
CDA	Community Development Authority
CDD	Community Development District
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Association
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments invested by geographic location as of August 31, 2003 (unaudited):

Florida	82.9%
California	2.2%
Georgia	2.0%
Pennsylvania	1.8%
Maryland	1.6%
South Carolina	1.4%
New York	1.3%
Puerto Rico	1.1%
Arizona	1.0%
Nevada	0.7%
Virginia	0.7%
Oklahoma	0.4%
Non-state specific	2.9%
Total	100.0%
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 403,594,000
Net unrealized losses on securities	(2,457,137)

Market value of securities	401,136,863
Cash	228,498
Receivable for securities sold	5,834,497
Receivable for Fund shares sold	425,178
Interest receivable	7,927,304
Prepaid expenses and other assets	32,919

Total assets	415,585,259

Liabilities
Dividends payable	1,208,214
Payable for Fund shares redeemed	1,244,989
Advisory fee payable	23,689
Distribution Plan expenses payable	22,052
Due to other related parties	4,525
Accrued expenses and other liabilities	142,495

Total liabilities	2,645,964

Net assets	$ 412,939,295

Net assets represented by
Paid-in capital	$ 454,400,942
Overdistributed net investment income	(182,456)
Accumulated net realized losses on securities	(38,822,054)
Net unrealized losses on securities	(2,457,137)

Total net assets	$ 412,939,295

Net assets consists of
Class A	$ 186,684,976
Class B	125,468,678
Class C	19,728,662
Class I	81,056,979

Total net assets	$ 412,939,295

Shares outstanding
Class A	18,742,458
Class B	12,595,914
Class C	1,980,614
Class I	8,137,747

Net asset value per share
Class A	$ 9.96
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.46
Class B	$ 9.96
Class C	$ 9.96
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.06
Class I	$ 9.96

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 27,140,457

Expenses
Advisory fee	2,254,545
Distribution Plan expenses
Class A	526,503
Class B	1,331,383
Class C	237,375
Administrative services fee	433,566
Transfer agent fees	220,492
Trustees' fees and expenses	6,896
Printing and postage expenses	5,669
Custodian fees	113,050
Registration and filing fees	40,385
Professional fees	30,193
Other	14,192

Total expenses	5,214,249
Less: Expense reductions	(1,240)
Fee waivers and expense reimbursements	(6,104)

Net expenses	5,206,905

Net investment income	21,933,552

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(8,057,939)
Net change in unrealized gains or losses on securities	(4,589,238)

Net realized and unrealized gains or losses on securities	(12,647,177)

Net increase in net assets resulting from operations	$ 9,286,375

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002

Operations
Net investment income		$ 21,933,552		$ 23,384,909
Net realized losses on securities		(8,057,939)		(6,989,688)
Net change in unrealized gains or losses on securities		(4,589,238)		(1,400,316)

Net increase in net assets resulting from operations		9,286,375		14,994,905

Distributions to shareholders from
Net investment income
Class A		(10,196,609)		(11,217,036)
Class B		(6,031,201)		(6,324,093)
Class C		(1,074,135)		(825,828)
Class I		(4,595,949)		(5,095,105)

Total distributions to shareholders		(21,897,894)		(23,462,062)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,560,815	36,166,130	4,012,412	41,235,816
Class B	1,854,806	18,854,598	2,981,334	30,583,874
Class C	775,115	7,878,886	1,173,377	12,026,222
Class I	1,747,524	17,747,408	1,894,426	19,417,048

		80,647,022		103,262,960

Net asset value of shares issued in reinvestment of distributions
Class A	373,026	3,779,931	419,924	4,312,816
Class B	276,266	2,799,612	281,691	2,891,830
Class C	41,321	418,812	34,423	353,289
Class I	5,503	55,652	5,101	52,357

		7,054,007		7,610,292

Automatic conversion of Class B shares to Class A shares
Class A	607,146	6,163,866	377,571	3,870,140
Class B	(607,146)	(6,163,866)	(377,571)	(3,870,140)

		0		0

Payment for shares redeemed
Class A	(4,986,112)	(50,411,153)	(5,964,622)	(61,305,453)
Class B	(2,179,077)	(22,052,689)	(1,683,563)	(17,284,394)
Class C	(1,045,429)	(10,557,308)	(291,177)	(2,985,194)
Class I	(2,545,012)	(25,823,421)	(1,532,366)	(15,739,071)

		(108,844,571)		(97,314,112)

Net increase (decrease) in net assets resulting from capital share transactions		(21,143,542)		13,559,140

Total increase (decrease) in net assets		(33,755,061)		5,091,983
Net assets
Beginning of period		446,694,356		441,602,373

End of period		$ 412,939,295		$ 446,694,356

Overdistributed net investment income		$ (182,456)		$ (218,840)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC waived its fee in the amount of $3,252 and reimbursed expenses relating to Class A shares in the amount of $2,852. Total amounts subject to recoupment as of August 31, 2003 were $4,320.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of accounts held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $108,632,259 and $119,493,778, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $403,594,000. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,192,654 and $10,649,791, respectively, with a net unrealized depreciation of $2,457,137.

As of August 31, 2003, the Fund had $38,154,795 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$4,365,480	$18,590,266	$2,069,696	$13,129,353

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and will elect to defer post-October losses of $667,259.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryover
Exempt-Interest	Unrealized	and
Income	Depreciation	Post-October Loss

$182,456	$2,457,137	$38,822,054

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2003	2002

Ordinary Income	$ 73,903	$ 119,537
Exempt-Interest Income	21,823,991	23,342,525

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund. In addition, the Fund holds certain unrated bonds where the Fund is the only holder of the issue, which may increase the risks associated with this Fund.

24

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida High Income Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida High Income Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.67%.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567740   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Georgia Municipal Bond Fund

Evergreen Georgia Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Georgia Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

1

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

Management Team

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Average annual return*

1 year with sales charge	-2.37%	-3.19%	-0.22%	N/A

1 year w/o sales charge	2.49%	1.74%	1.74%	2.76%

5 year	3.26%	3.16%	3.86%	4.54%

10 year	4.41%	4.17%	4.71%	5.18%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the portfolio.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.49% for the twelve-month period ended August 31, 2003, excluding applicable sales charges. During the same period, the fund's benchmark Lehman Brothers Municipal Bond Index returned 3.14%.

The investment environment during the 12-month period can be characterized as very volatile and extreme. While rates for most of 2002 remained high, they started to move lower (prices higher) in the beginning of the year until mid June where interest rates hit historic lows. Then, bonds traded off rapidly in one of the quickest sell offs we have seen in years as the economy started to show some positive movement and stocks improved. Liquidity was an issue at times. When the market was active, most participants were trying to do the same thing at the same time, adding to the volatility.

The shape of the yield curve changed as the year progressed. It is about 50 basis points steeper with the short end of the curve going lower in rates and the long end rising slightly. This is mainly the result of all the Federal Reserve's interest rate cuts over the past 2 years.

The funds investment strategy continues to focus on yield, income, and stability of NAV. We have been buying higher coupon bonds in the 20 year maturity range which offer good yield while providing more price protection, than current coupons (par bonds), when rates rise. We have also been concentrating more on higher quality bonds lately like general obligation, and water/sewer revenue bonds. The credit spreads on lower rated bonds are tight and will probably be the first to widen out as rates rise.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.24	$10.19	$9.75	$9.78	$10.35
Income from investment operations
Net investment income	0.40	0.45	0.48	0.49	0.49
Net realized and unrealized gains or losses on securities	-0.14	0.05	0.44	-0.03	-0.53
Total from investment operations	0.26	0.50	0.92	0.46	-0.04
Distributions to shareholders from
Net investment income	-0.40	-0.45	-0.48	-0.49	-0.49
Net realized gains	0	0	0	0	-0.04
Total distributions to shareholders	-0.40	-0.45	-0.48	-0.49	-0.53
Net asset value, end of period	$10.10	$10.24	$10.19	$9.75	$9.78
Total return[1]	2.49%	5.11%	9.65%	4.92%	-0.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$20,806	$18,570	$10,577	$7,055	$4,358
Ratios to average net assets
Expenses[2]	0.89%	0.80%	0.77%	0.67%	0.51%
Net investment income	3.82%	4.43%	4.77%	5.10%	4.76%
Portfolio turnover rate	20%	10%	26%	41%	34%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.24	$10.19	$9.75	$9.78	$10.35
Income from investment operations
Net investment income	0.32	0.38	0.40	0.42	0.41
Net realized and unrealized gains or losses on securities	-0.14	0.05	0.44	-0.03	-0.53
Total from investment operations	0.18	0.43	0.84	0.39	-0.12
Distributions to shareholders from
Net investment income	-0.32	-0.38	-0.40	-0.42	-0.41
Net realized gains	0	0	0	0	-0.04
Total distributions to shareholders	-0.32	-0.38	-0.40	-0.42	-0.45
Net asset value, end of period	$10.10	$10.24	$10.19	$9.75	$9.78
Total return[1]	1.74%	4.33%	8.83%	4.14%	-1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,053	$17,575	$15,845	$12,796	$14,244
Ratios to average net assets
Expenses[2]	1.62%	1.55%	1.52%	1.40%	1.26%
Net investment income	3.09%	3.70%	4.03%	4.34%	4.01%
Portfolio turnover rate	20%	10%	26%	41%	34%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003	2002[1]
Net asset value, beginning of period	$10.24	$9.87
Income from investment operations
Net investment income	0.32	0.16
Net realized and unrealized gains or losses on securities	-0.14	0.37
Total from investment operations	0.18	0.53
Distributions to shareholders from
Net investment income	-0.32	-0.16
Net asset value, end of period	$10.10	$10.24
Total return[2]	1.74%	5.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,867	$410
Ratios to average net assets
Expenses[3]	1.62%	1.55%[4]
Net investment income	3.04%	3.02%[4]
Portfolio turnover rate	20%	10%

[1]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.24	$10.19	$9.75	$9.78	$10.35
Income from investment operations
Net investment income	0.42	0.48	0.50	0.51	0.51
Net realized and unrealized gains or losses on securities	-0.14	0.05	0.44	-0.03	-0.53
Total from investment operations	0.28	0.53	0.94	0.48	-0.02
Distributions to shareholders from
Net investment income	-0.42	-0.48	-0.50	-0.51	-0.51
Net realized gains	0	0	0	0	-0.04
Total distributions to shareholders	-0.42	-0.48	-0.50	-0.51	-0.55
Net asset value, end of period	$10.10	$10.24	$10.19	$9.75	$9.78
Total return	2.76%	5.37%	9.92%	5.18%	-0.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$193,141	$197,295	$64,358	$63,689	$71,992
Ratios to average net assets
Expenses[2]	0.62%	0.54%	0.52%	0.40%	0.26%
Net investment income	4.09%	4.61%	5.04%	5.34%	5.02%
Portfolio turnover rate	20%	10%	26%	41%	34%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 2.6%
Atlanta, GA Arpt. Facs. RRB:
Ser. A, 6.50%, 01/01/2006, (Insd. by AMBAC)	AAA	$ 2,000,000	$ 2,217,700
Ser. A, 6.50%, 01/01/2009, (Insd. by AMBAC)	AAA	1,300,000	1,524,952
Ser. A, 6.50%, 01/01/2010, (Insd. by AMBAC)	AAA	2,000,000	2,353,260
6,095,912
COMMUNITY DEVELOPMENT DISTRICT 1.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	750,000	762,765
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates:
Ser. C, 6.75%, 11/15/2015	NR	1,000,000	967,640
Ser. C, 7.25%, 11/15/2029	NR	1,000,000	976,940
2,707,345
CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	BBB+	1,765,000	1,790,963
Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,435,000	1,386,641
3,177,604
EDUCATION 16.2%
Atlanta, GA Dev. Auth. RB, Tuff Proj., Ser. A, 5.625%, 07/01/2018	A3	2,640,000	2,722,263
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010, (Insd. by MBIA)	AAA	510,000	562,795
Cherokee Cnty., GA Sch. Sys. GO, Georgia Sch. Aid Intercept Program:
5.00%, 02/01/2013	AA	1,500,000	1,612,965
5.25%, 08/01/2016	AA	1,000,000	1,070,320
Clayton Cnty., GA Dev. Auth. RB, Tuff Archives Proj.:
Ser. A, 5.375%, 07/01/2019, (Insd. by MBIA)	AAA	1,170,000	1,235,169
Ser. A, 5.375%, 07/01/2020, (Insd. by MBIA)	AAA	1,285,000	1,349,905
DeKalb Cnty., GA Sch. Dist. GO:
5.60%, 07/01/2008	AA	1,000,000	1,046,470
Ser. A, 6.25%, 07/01/2010	AA	2,000,000	2,345,100
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program, 6.25%, 03/01/2005	Aa3	1,600,000	1,718,128
Fayette Cnty., GA Sch. Dist. GO, 4.625%, 03/01/2011	AA	500,000	529,565
Forsyth Cnty., GA Sch. Dist. GO:
5.125%, 07/01/2014	AA-	4,825,000	5,209,697
6.00%, 02/01/2014	AA-	1,000,000	1,128,100
6.75%, 07/01/2016	AA-	2,000,000	2,434,360
Fulton Cnty., GA Sch. Dist. GO, 5.25%, 01/01/2015	AA	1,000,000	1,092,950
Georgia Private Colleges & Univ. Auth. RB, Emery Univ. Proj., Ser. A, 5.75%, 11/01/2012	AA	1,000,000	1,121,360
Henry Cnty., GA Sch. Dist. GO:
Ser. A, 5.125%, 08/01/2014	AA-	1,000,000	1,068,710
Ser. A, 6.45%, 08/01/2011	AA-	1,000,000	1,177,860
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	AAA	$ 500,000	$ 575,580
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	A	1,000,000	1,172,480
Private Colleges & Univ. Auth., GA RB:
Agnes Scott College Proj., 5.625%, 06/01/2023	AA	1,000,000	1,022,460
Emory Univ. Proj.:
Ser. A, 5.50%, 11/01/2025	AA	2,790,000	2,902,911
Ser. A, 5.75%, 11/01/2017	AA	1,000,000	1,108,770
Private Colleges & Univ. Auth., GA RRB:
Emory Univ. Proj., Ser. A, 5.50%, 11/01/2019	AA	500,000	535,520
Mercer Univ. Proj., 5.75%, 10/01/2021	Baa1	500,000	516,985
Rockdale Cnty., GA Sch. Dist. GO:
6.20%, 01/01/2006	A1	1,000,000	1,076,890
6.30%, 01/01/2007	A1	1,500,000	1,619,235
37,956,548
ELECTRIC REVENUE 2.0%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	AAA	1,000,000	1,178,430
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	AAA	400,000	517,072
Muni. Elec. Auth. of Georgia RB, Combustion Turbine Proj., Ser. A, 5.25%, 11/01/2022, (Insd. by MBIA)	AAA	1,000,000	1,027,030
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	BBB-	750,000	796,253
5.30%, 07/01/2018	BBB-	1,250,000	1,222,537
4,741,322
ESCROW 0.2%
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	AAA	390,000	459,911
GENERAL OBLIGATION - LOCAL 7.2%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	Aa2	580,000	607,167
Cartersville, GA GO, 6.70%, 01/01/2012	A	120,000	140,477
Columbia Cnty., GA GO, 5.625%, 02/01/2017	AAA	250,000	272,557
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	AA	500,000	588,460
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	AAA	1,260,000	1,421,053
6.25%, 02/01/2008, (Insd. by MBIA)	AAA	1,160,000	1,328,769
6.25%, 02/01/2009, (Insd. by MBIA)	AAA	500,000	577,635
Fayette Cnty., GA Sch. Dist. GO:
6.125%, 03/01/2015	Aa3	600,000	627,480
6.25%, 03/01/2006	Aa3	2,200,000	2,440,174
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	AA	1,000,000	1,061,530
6.125%, 03/01/2017	AA	1,000,000	1,134,540
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Fulton Cnty., GA Sch. Dist. GO, 5.25%, 01/01/2014	AA	$ 1,800,000	$ 1,969,740
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	AA	750,000	790,470
Hall Cnty., GA Sch. Dist. GO:
6.45%, 12/01/2009, (Insd. by AMBAC)	AAA	1,210,000	1,314,435
6.70%, 12/01/2014, (Insd. by AMBAC)	AAA	500,000	544,710
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	AAA	525,000	582,582
Washington Cnty., GA Sch. Dist. GO, 6.875%, 01/01/2014, (Insd. by AMBAC)	AAA	1,300,000	1,422,512
16,824,291
GENERAL OBLIGATION - STATE 7.9%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	AAA	1,780,000	2,073,308
Ser. B, 5.75%, 03/01/2010	AAA	1,000,000	1,136,370
Ser. B, 7.20%, 03/01/2006	AAA	1,005,000	1,135,469
Ser. C, 5.00%, 07/01/2009	AAA	1,000,000	1,105,790
Ser. C, 6.00%, 07/01/2012	AAA	1,970,000	2,235,083
Ser. C, 6.25%, 08/01/2011	AAA	1,140,000	1,339,112
Ser. C, 6.25%, 08/01/2013	AAA	1,250,000	1,477,763
Ser. C, 6.50%, 04/01/2006	AAA	500,000	558,365
Ser. C, 7.25%, 07/01/2004	AAA	765,000	804,497
Ser. C, 7.25%, 07/01/2005	AAA	1,000,000	1,105,230
Ser. C, 7.25%, 07/01/2008	AAA	1,750,000	2,101,348
Ser. D, 5.25%, 10/01/2014	AAA	1,200,000	1,324,188
Ser. D, 6.80%, 08/01/2005	AAA	2,000,000	2,203,820
18,600,343
HOSPITAL 8.4%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	A2	500,000	512,950
Coffee Cnty., GA Hosp. Auth. RB:
Ser. A, 6.75%, 12/01/2026	NR	1,500,000	1,511,565
Regl. Med. Ctr., Ser. A, 6.75%, 12/01/2016	NR	1,600,000	1,639,120
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	Aaa	875,000	971,862
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	A-	500,000	501,920
6.00%, 05/15/2014, (Insd. by MBIA)	AAA	2,340,000	2,620,730
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, 6.00%, 08/01/2016, (Insd. by MBIA)	AAA	2,050,000	2,277,345
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	A2	1,305,000	1,421,328
Macon Bibb Cnty., GA Hosp. Auth. RB, Med. Ctr. of Georgia, Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	AAA	1,000,000	1,103,410
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Med. Ctr. Hosp. Auth. of GA RB, Columbus Regl. Healthcare Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	AAA	$ 2,000,000	$ 2,257,800
Newnan, GA Hosp. Auth. RAN, Newnan Hosp., Inc., 5.50%, 01/01/2017	Aaa	2,570,000	2,770,126
Tift Cnty., GA Hosp. Auth. RAN, 5.25%, 12/01/2017, (Insd. by AMBAC)	Aaa	1,965,000	2,053,621
19,641,777
HOUSING 6.4%
Clayton Cnty., GA Hsg. Auth. MHRB, Park Walk Apts., Ltd., 7.125%, 12/01/2025, (Insd. by FHA & FNMA)	Aaa	500,000	516,415
DeKalb Cnty., GA Hsg. Auth. MHRB:
North Hill Apts. Proj., 6.625%, 01/01/2005, (Insd. by FNMA)	AAA	1,365,000	1,435,052
The Lakes at Indian Creek Proj., 7.15%, 01/01/2025, (Insd. by FSA)	AAA	500,000	518,500
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	AAA	5,450,000	5,534,202
Sub. Ser. B-2, 5.35%, 12/01/2022	AAA	2,085,000	2,111,459
Sub. Ser. C-2, 5.80%, 12/01/2021	AAA	1,000,000	1,020,370
Sub. Ser. D-2, 5.50%, 06/01/2017	AAA	715,000	732,975
Sub. Ser. D-4, 5.65%, 06/01/2021	AAA	1,185,000	1,210,466
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates, 5.50%, 04/01/2026	AAA	1,790,000	1,853,527
14,932,966
INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	BBB	1,000,000	1,045,700
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr. Corp., Hatch Proj.:
7.125%, 01/01/2015, (Insd. by MBIA)	AAA	1,055,000	1,084,962
7.15%, 01/01/2021, (Insd. by MBIA)	AAA	500,000	514,280
Atlanta, GA Downtown Dev. Auth. RB, GSU Sch. of Music Proj., 6.75%, 11/01/2014	Aa2	1,500,000	1,617,465
Cartersville, GA Dev. Auth. RB, Wtr. & Wstwtr. Facs., 7.40%, 11/01/2010	A+	1,120,000	1,342,174
Coweta Cnty., GA Dev. Auth. RB, Newnan Wtr. Sewage & Light Commission Proj., 5.75%, 01/01/2015, (Insd. by AMBAC)	Aaa	2,000,000	2,216,240
DeKalb Cnty., GA Dev. Auth. RB:
Prerefunded Emory Univ. Proj. A, 6.00%, 10/01/2014	AA	2,295,000	2,462,512
Unrefunded Emory Univ. Proj. A, 6.00%, 10/01/2014	AA	780,000	830,630
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj.:
Ser. A, 5.75%, 11/01/2013	AA+	1,200,000	1,346,268
Ser. A, 5.75%, 11/01/2017	AA+	1,950,000	2,162,102
Tuff Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	AAA	1,000,000	1,052,940
15,675,273
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 5.8%
Clayton Cnty., GA Urban Redev. Agcy. RB, 5.375%, 02/01/2016	AA	$ 1,445,000	$ 1,582,420
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	AAA	1,825,000	1,993,064
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	AAA	2,175,000	2,373,599
5.50%, 12/01/2017, (Insd. by AMBAC)	AAA	2,220,000	2,407,501
5.50%, 12/01/2018, (Insd. by AMBAC)	AAA	2,500,000	2,695,450
5.50%, 12/01/2019, (Insd. by AMBAC)	AAA	2,340,000	2,505,766
13,557,800
MISCELLANEOUS REVENUE 0.2%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	500,000	538,410
POWER 4.7%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.05%, 10/01/2032	A	10,000,000	10,000,000
Muni. Elec. Auth. of Georgia RRB, Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,092,480
11,092,480
PUBLIC FACILITIES 5.4%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj., Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	AAA	1,000,000	1,039,590
Butts Cnty., GA COP, 6.75%, 12/01/2014, (Insd. by MBIA)	AAA	300,000	324,882
Cobb-Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	AAA	1,250,000	1,396,450
College Park, GA Business & IDA RB, Civic Ctr. Proj.:
Ser. A, 5.70%, 09/01/2009, (Insd. by FSA)	AAA	1,000,000	1,147,370
Ser. A, 5.75%, 09/01/2010, (Insd. by FSA)	AAA	1,470,000	1,685,428
Dalton, GA Bldg. Auth. RB, 5.00%, 07/01/2005	A+	1,000,000	1,065,300
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	AA	550,000	648,357
Fulton Cnty., GA Facs. COP, Fulton Cnty., GA Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	AAA	1,000,000	1,076,990
Middle GA Coliseum Auth. RB, GA Coliseum Proj., Ser. A, 5.375%, 07/01/2014	AA	1,000,000	1,056,280
Richmond Cnty., GA Pub. Facs., Inc. COP, Cnty. Board Ed. Proj., 6.10%, 11/01/2020, (Insd. by AMBAC)	Aaa	2,000,000	2,248,440
Savannah, GA EDA RB, Mighty Eighth Air Force, 5.875%, 01/01/2012	AA	1,000,000	1,034,740
12,723,827
SPECIAL TAX 0.4%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	BBB-	1,000,000	1,011,050
TOBACCO REVENUE 0.7%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.75%, 07/01/2020	AAA	1,570,000	1,751,351
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.8%
Metro. Atlanta Rapid Transit Auth., GA Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	AAA	$ 2,000,000	$ 2,336,020
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. A, 5.00%, 07/01/2026, (Insd. by FGIC)	AAA	4,000,000	4,327,800
6,663,820
UTILITY 8.3%
Athens-Clarke Cnty., GA Unified Government Wtr. & Swr. RRB, 4.00%, 01/01/2005	AA-	255,000	264,070
Atlanta, GA Wtr. & Swr. RB, 6.00%, 01/01/2006, (Insd. by FGIC)	AAA	2,000,000	2,195,360
Atlanta, GA Wtr. & Wstwtr. RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	AAA	1,000,000	1,106,730
Augusta, GA Wtr. & Swr. RB:
5.15%, 10/01/2015, (Insd. by FSA)	AAA	2,250,000	2,388,105
5.25%, 10/01/2017, (Insd. by FSA)	AAA	1,980,000	2,099,592
Clayton Cnty., GA Wtr. Auth. RB, 5.00%, 05/01/2013	AA	1,760,000	1,883,411
Cobb Cnty., GA Wtr. & Swr. RRB, 5.125%, 07/01/2008	AAA	1,000,000	1,049,580
DeKalb Cnty., GA Wtr. & Swr. RB:
5.375%, 10/01/2018	AA	1,000,000	1,065,620
5.375%, 10/01/2019	AA	1,000,000	1,059,280
5.375%, 10/01/2020	AA	1,000,000	1,049,760
Gainesville, GA Wtr. & Swr. RB, 5.50%, 11/15/2014, (Insd. by FSA)	AAA	2,015,000	2,209,347
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 5.00%, 08/01/2017	AAA	2,000,000	2,060,040
Henry Cnty., GA Wtr. & Swr. Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	AAA	1,000,000	1,051,740
19,482,635
WATER & SEWER 9.6%
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB:
5.625%, 05/01/2020	AA	2,000,000	2,153,300
6.25%, 05/01/2016	AA	2,000,000	2,286,560
Cobb Cnty. & Marietta, GA Wtr. Auth. Wtr. RB, 5.25%, 11/01/2021	AAA	1,000,000	1,050,530
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	AAA	1,200,000	1,405,824
6.25%, 06/01/2016, (Insd. by FGIC)	AAA	1,250,000	1,464,400
6.25%, 06/01/2017, (Insd. by FGIC)	AAA	1,390,000	1,628,413
Conyers, GA Wtr. & Swr. ETM RB, Ser. A, 6.60%, 07/01/2015, (Insd. by AMBAC)	AAA	1,000,000	1,063,630
DeKalb Cnty., GA Wtr. & Swr. RB, 5.625%, 10/01/2017	AA	5,020,000	5,494,290
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	AA	1,000,000	1,175,590
Fulton Cnty., GA Wtr. & Swr. RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	AAA	1,420,000	1,563,363
Gainesville, GA Wtr. & Swr. RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	AAA	1,000,000	1,109,620
Jackson Cnty., GA Wtr. & Swr. Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	AAA	1,530,000	1,695,133
Newman, GA Wtr. & Swr. Community Pub. Utils. RB, 4.50%, 01/01/2011	Aaa	200,000	209,406
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Peachtree City, GA Wtr. & Swr. Auth. Swr. Sys. RB,
Ser. A, 5.45%, 03/01/2017	AA	$ 300,000	$ 320,757
22,620,816
Total Municipal Obligations			230,255,481

		Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund (o)		1,578,200	1,578,200
Total Investments (cost $220,634,724) 98.7%			231,833,681
Other Assets and Liabilities 1.3%			3,032,045
Net Assets 100.0%			$ 234,865,726

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CDA	Community Development Authority
COP	Certificate of Participation
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Incorporated
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RAN	Revenue Anticipation Note
RB	Revenue Bond
RHA	Residential Housing Association
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2003

The following table shows the percent of total investments invested by geographic location as of August 31, 2003 (unaudited):

Georgia	93.5%
Puerto Rico	2.9%
U. S. Virgin Islands	1.3%
South Carolina	0.6%
Florida	0.5%
Maryland	0.3%
Virginia	0.2%
Non-state specific	0.7%
Total	100.0%
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 220,634,724
Net unrealized gains on securities	11,198,957

Market value of securities	231,833,681
Receivable for securities sold	1,296,228
Receivable for Fund shares sold	3,200
Interest receivable	3,030,845
Prepaid expenses and other assets	14,040

Total assets	236,177,994

Liabilities
Dividends payable	701,900
Payable for Fund shares redeemed	570,234
Due to custodian bank	475
Advisory fee payable	10,829
Distribution Plan expenses payable	2,969
Due to other related parties	2,578
Accrued expenses and other liabilities	23,283

Total liabilities	1,312,268

Net assets	$ 234,865,726

Net assets represented by
Paid-in capital	$ 227,218,462
Overdistributed net investment income	(145,186)
Accumulated net realized losses on securities	(3,406,507)
Net unrealized gains on securities	11,198,957

Total net assets	$ 234,865,726

Net assets consists of
Class A	$ 20,805,809
Class B	18,052,547
Class C	2,866,573
Class I	193,140,797

Total net assets	$ 234,865,726

Shares outstanding
Class A	2,059,360
Class B	1,786,838
Class C	283,775
Class I	19,116,970

Net asset value per share
Class A	$ 10.10
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.60
Class B	$ 10.10
Class C	$ 10.10
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.20
Class I	$ 10.10

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 11,305,443

Expenses
Advisory fee	1,008,271
Distribution Plan expenses
Class A	57,826
Class B	190,228
Class C	17,607
Administrative services fee	240,065
Transfer agent fees	44,885
Trustees' fees and expenses	4,490
Printing and postage expenses	21,782
Custodian fees	65,459
Registration and filing fees	69,283
Professional fees	20,485
Other	15,227

Total expenses	1,755,608
Less: Expense reductions	(740)
Fee waivers and expense reimbursements	(1,409)

Net expenses	1,753,459

Net investment income	9,551,984

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(421,528)
Net change in unrealized gains or losses on securities	(2,834,889)

Net realized and unrealized gains or losses on securities	(3,256,417)

Net increase in net assets resulting from operations	$ 6,295,567

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002(a)

Operations
Net investment income		$ 9,551,984		$ 5,457,578
Net realized losses on securities		(421,528)		(440,071)
Net change in unrealized gains or
losses on securities		(2,834,889)		3,715,067

Net increase in net assets resulting from operations		6,295,567		8,732,574

Distributions to shareholders from
Net investment income
Class A		(812,885)		(600,022)
Class B		(589,967)		(602,413)
Class C		(53,725)		(1,694)
Class I		(8,133,495)		(4,338,004)

Total distributions to shareholders		(9,590,072)		(5,542,133)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	774,593	7,928,043	312,551	3,143,006
Class B	425,518	4,388,606	592,870	5,980,550
Class C	258,604	2,645,087	43,882	445,857
Class I	4,047,696	41,683,657	1,993,290	20,205,740

		56,645,393		29,775,153

Net asset value of shares issued in reinvestment of distributions
Class A	51,065	524,897	39,935	402,072
Class B	38,586	396,695	41,667	419,064
Class C	3,864	39,710	139	1,421
Class I	37,131	381,810	10,199	103,258

		1,343,112		925,815

Automatic conversion of Class B shares to Class A shares
Class A	114,859	1,183,079	284,978	2,854,460
Class B	(114,859)	(1,183,079)	(284,978)	(2,854,460)

		0		0

Payment for shares redeemed
Class A	(693,887)	(7,117,210)	(329,442)	(3,308,873)
Class B	(278,032)	(2,841,710)	(189,486)	(1,909,784)
Class C	(18,746)	(191,267)	(3,968)	(40,516)
Class I	(4,226,657)	(43,527,663)	(1,180,379)	(11,871,636)

		(53,677,850)		(17,130,809)

Net asset value of shares issued in acquisition
Class A	0	0	466,289	4,680,315
Class I	0	0	12,117,381	121,628,642

		0		126,308,957

Net increase in net assets resulting from capital share transactions		4,310,655		139,879,116

Total increase in net assets		1,016,150		143,069,557
Net assets
Beginning of period		233,849,576		90,780,019

End of period		$ 234,865,726		$ 233,849,576

Overdistributed net investment income		$ (145,186)		$ (110,279)

(a) For Class C shares, for the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC waived its fee in the amount of $806 and reimbursed expenses relating to Class A shares in the amount of $603. Total amounts subject to recoupment as of August 31, 2003 were $603.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Georgia Municipal Fund in a tax-free exchange for Class A and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,959,230. The aggregate net assets of the Fund and Wachovia Georgia Municipal Fund immediately prior to the acquisition were $92,311,522 and $126,308,957, respectively. The aggregate net assets of the Fund immediately after the acquisition were $218,620,479.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $56,817,677 and $46,560,653, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $220,634,724. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,487,843 and $288,886, respectively, with a net unrealized appreciation of $11,198,957.

As of August 31, 2003, the Fund had $2,885,253 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$863,799	$1,413,932	$284,582	$322,940

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and will elect to defer post-October losses of $521,254.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryover
Exempt-Interest	Unrealized	and
Income	Appreciation	Post-October Loss

$145,186	$11,198,957	$3,406,507

The tax character of distributions paid was as follows:

	Year Ended August 31,
	2003	2002

Ordinary Income	$ 17,723	$ 22,872
Exempt-Interest Income	9,572,349	5,519,261

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

24

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Georgia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Georgia Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.82%.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567742   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Maryland Municipal Bond Fund

Evergreen Maryland Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Maryland Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

1

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Keith D. Lowe, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Average annual return*

1 year with sales charge	-2.60%	-3.36%	-0.41%	N/A

1 year w/o sales charge	2.30%	1.55%	1.55%	2.57%

5 year	3.18%	3.08%	3.28%	4.46%

10 year	3.74%	3.91%	3.91%	4.51%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.30% for the twelve-month period ended August 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Lehman Brothers Municipal Bond Index returned 3.14%.

The municipal market generally moved higher in prices throughout the first ten months of the fiscal year. From late March until the lowest yield posted on June 13, the market dropped 89 basis points to 4.20 for the 30-year scale of the AAA municipal market. This momentum shifted drastically from mid-June through the end of July. Rates backed up from the lofty 4.20 to 5.02 by the end of August. The move left the market down across the scale in price terms for the fiscal year.

The fund's investment strategy focused on staying invested in the market as rates fell, but also being true to our belief that lower-coupon discount bonds ultimately become difficult to sell when rates head higher. We continued to buy higher coupon bonds that offered fair yield and good call protection. This strategy proved worthy in June and July as the fund outperformed most of its peers in the midst of a very tough market.

We believe that the bond market was incorrectly priced in another recessionary or deflationary period by June. The most recent GDP numbers and corporate earnings would suggest that the economy is heading for growth, not just stability.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.13	$11.00	$10.57	$10.58	$11.16
Income from investment operations
Net investment income	0.46	0.46	0.48	0.49	0.47
Net realized and unrealized gains or losses on securities	-0.20	0.13	0.44	-0.01	-0.49
Total from investment operations	0.26	0.59	0.92	0.48	-0.02
Distributions to shareholders from
Net investment income	-0.46	-0.46	-0.49	-0.49	-0.47
Net realized gains	0	0	0	0	-0.09
Total distributions to shareholders	-0.46	-0.46	-0.49	-0.49	-0.56
Net asset value, end of period	$10.93	$11.13	$11.00	$10.57	$10.58
Total return[1]	2.30%	5.56%	8.91%	4.74%	-0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,806	$23,224	$22,771	$21,419	$23,114
Ratios to average net assets
Expenses[2]	0.95%	0.94%	0.83%	0.81%	0.79%
Net investment income	4.09%	4.24%	4.49%	4.73%	4.27%
Portfolio turnover rate	24%	20%	6%	45%	40%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.13	$11.00	$10.57	$10.58	$11.16
Income from investment operations
Net investment income	0.38	0.38	0.40	0.41	0.39
Net realized and unrealized gains or losses on securities	-0.21	0.13	0.44	-0.01	-0.49
Total from investment operations	0.17	0.51	0.84	0.40	-0.10
Distributions to shareholders from
Net investment income	-0.37	-0.38	-0.41	-0.41	-0.39
Net realized gains	0	0	0	0	-0.09
Total distributions to shareholders	-0.37	-0.38	-0.41	-0.41	-0.48
Net asset value, end of period	$10.93	$11.13	$11.00	$10.57	$10.58
Total return[1]	1.55%	4.77%	8.10%	3.96%	-1.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,028	$9,161	$5,566	$3,489	$3,440
Ratios to average net assets
Expenses[2]	1.68%	1.69%	1.59%	1.56%	1.55%
Net investment income	3.35%	3.48%	3.70%	3.98%	3.49%
Portfolio turnover rate	24%	20%	6%	45%	40%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003	2002	2001	2000	1999[1]
Net asset value, beginning of period	$11.13	$11.00	$10.57	$10.58	$11.11
Income from investment operations
Net investment income	0.37	0.38	0.41	0.41	0.26
Net realized and unrealized gains or losses on securities	-0.20	0.13	0.43	-0.01	-0.53
Total from investment operations	0.17	0.51	0.84	0.40	-0.27
Distributions to shareholders from
Net investment income	-0.37	-0.38	-0.41	-0.41	-0.26
Net asset value, end of period	$10.93	$11.13	$11.00	$10.57	$10.58
Total return[2]	1.55%	4.77%	8.10%	3.96%	-2.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,109	$3,132	$1,309	$56	$30
Ratios to average net assets
Expenses[3]	1.68%	1.69%	1.60%	1.56%	1.55%[4]
Net investment income	3.34%	3.47%	3.42%	4.00%	3.51%[4]
Portfolio turnover rate	24%	20%	6%	45%	40%

[1]   For the period from December 23, 1998 (commencement of class operations), to August 31, 1999.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.13	$11.00	$10.57	$10.58	$11.16
Income from investment operations
Net investment income	0.49	0.49	0.51	0.52	0.50
Net realized and unrealized gains or losses on securities	-0.20	0.13	0.44	-0.01	-0.49
Total from investment operations	0.29	0.62	0.95	0.51	0.01
Distributions to shareholders from
Net investment income	-0.49	-0.49	-0.52	-0.52	-0.50
Net realized gains	0	0	0	0	-0.09
Total distributions to shareholders	-0.49	-0.49	-0.52	-0.52	-0.59
Net asset value, end of period	$10.93	$11.13	$11.00	$10.57	$10.58
Total return	2.57%	5.82%	9.18%	5.00%	-0.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$37,036	$33,007	$23,720	$18,565	$13,190
Ratios to average net assets
Expenses[2]	0.68%	0.69%	0.59%	0.56%	0.55%
Net investment income	4.36%	4.47%	4.74%	4.99%	4.55%
Portfolio turnover rate	24%	20%	6%	45%	40%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.1%
COMMUNITY DEVELOPMENT DISTRICT 2.0%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	A	$ 500,000	$ 502,125
6.625%, 07/01/2025	A	1,000,000	1,017,020
1,519,145
CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien Assisted Living, Ser. A, 6.90%, 07/01/2019	A	480,000	463,824
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Refunding Pickersgill, Ser. A, 6.00%, 01/01/2015	A-	350,000	368,099
831,923
EDUCATION 8.9%
Annapolis, MD EDA RB, St. John's College Facs., 5.50%, 10/01/2018	BBB+	1,230,000	1,244,059
Baltimore, MD Board Sch. Auth. RB, 5.00%, 05/01/2018	AA+	500,000	520,195
Maryland Economic Dev. Corp. RB, Univ. of Maryland College Park Proj., 5.375%, 07/01/2016	AAA	1,150,000	1,243,748
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
5.00%, 07/01/2041	AA	1,000,000	981,590
Maryland Institute College of Art, 5.50%, 06/01/2021	AA+	530,000	535,952
Maryland Student Hsg. EDA RB, 6.00%, 06/01/2021	AA+	1,000,000	1,031,930
Univ. of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%, 04/01/2009	AA+	1,000,000	1,084,020
6,641,494
ELECTRIC REVENUE 1.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	A-	1,000,000	1,059,950
GENERAL OBLIGATION - LOCAL 7.5%
Hagerstown, MD GO, 5.50%, 09/01/2009	AAA	275,000	291,882
Howard Cnty., MD COP:
5.00%, 08/15/2018	AAA	250,000	260,440
5.00%, 08/15/2019	AAA	1,000,000	1,033,540
Montgomery Cnty., MD GO, Ser. A, 5.375%, 01/01/2007	AAA	1,500,000	1,652,460
Ocean City, MD GO, 5.50%, 03/15/2009, (Insd. by MBIA)	AAA	1,000,000	1,042,730
Prince George's Cnty., MD GO, 5.125%, 10/01/2012	AA	1,240,000	1,348,699
5,629,751
GENERAL OBLIGATION - STATE 2.9%
Maryland GO:
5.25%, 03/01/2016	AAA	1,000,000	1,100,310
State & Local Facs. Loan, 5.70%, 03/15/2010	AAA	1,000,000	1,087,130
2,187,440
HOSPITAL 21.2%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
5.75%, 07/01/2021	AAA	450,000	451,292
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB continued
Board of Child Care:
5.50%, 07/01/2013	A	$ 500,000	$ 540,835
5.625%, 07/01/2020	A	680,000	709,519
5.625%, 07/01/2022	A	280,000	288,125
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	AAA	915,000	987,797
6.00%, 07/01/2017	AAA	830,000	896,035
6.00%, 07/01/2020	AA	1,485,000	1,574,694
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	AA	1,200,000	1,338,264
Doctor's Community Hosp., Inc:
5.75%, 07/01/2013
5.50%, 07/01/2024	BBB-	1,375,000	1,362,126
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	A3	330,000	337,395
5.50%, 07/01/2022	AAA	350,000	354,123
5.75%, 07/01/2020	AAA	500,000	519,610
Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	A	1,000,000	1,036,260
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	A	1,300,000	1,366,027
6.625%, 07/01/2020	A+	1,000,000	1,094,420
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	A+	925,000	973,970
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	A	2,000,000	2,088,080
15,918,572
HOUSING 23.6%
Maryland CDA Dept. of Hsg. & Community Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	A	815,000	827,290
Ser. B, 5.125%, 05/15/2017	A	750,000	768,203
Maryland CDA Dept. of Hsg. & Community Dev. RB:
Ser. 1, 5.30%, 04/01/2010	A	1,105,000	1,151,101
Ser. A, 5.50%, 07/01/2022	A	1,000,000	1,026,670
Ser. A, 5.875%, 07/01/2021	A	500,000	502,575
Ser. B, 6.05%, 09/01/2020	A	3,000,000	3,102,900
Ser. D, 6.20%, 09/01/2020, (Insd. by FHA)	A	750,000	787,320
Ser. F, 5.90%, 09/01/2019	A	1,000,000	1,040,310
Ser. H, 5.65%, 09/01/2012, (Insd. by FHA)	AAA	1,365,000	1,442,095
Ser. H, 5.70%, 09/01/2022	AAA	1,965,000	2,025,778
Maryland CDA Dept. of Hsg. & Community Dev. RRB, 5.00%, 08/01/2008	AAA	100,000	104,270
Maryland CDA Dept. of Hsg. & Community Dev. SFHRB, Ser. 5, 5.40%, 04/01/2008	AAA	1,470,000	1,578,574
Montgomery Cnty., MD Hsg. Opportunities MHRB:
5.35%, 07/01/2021	AAA	500,000	508,280
Ser. A, 5.10%, 11/01/2015	AAA	250,000	255,608
Ser. A, 6.00%, 07/01/2020	AAA	180,000	186,820
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Montgomery Cnty., MD Hsg. Opportunities MHRB continued
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	AAA	$ 950,000	$ 986,233
Community Hsg., Ser. A, 6.00%, 07/01/2014	AA	250,000	255,857
Montgomery Cnty., MD SFHRB:
5.25%, 10/01/2014	AAA	500,000	544,290
Ser. A, 5.55%, 07/01/2014	AAA	580,000	603,977
17,698,151
INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Allegany Cnty., MD Pollution Ctl. Facs. RB, Westvaco Corp. Proj., 5.90%, 07/01/2004	BBB	200,000	204,190
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	A+	1,000,000	1,075,070
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	AAA	1,305,000	1,333,475
Prince George's Cnty., MD PCRB, Potomac Elec. Proj., 5.75%, 03/15/2010	A-	1,600,000	1,809,104
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	BBB+	1,000,000	1,059,920
5,481,759
LEASE 5.0%
Howard Cnty., MD COP, Agricultural Land Presevation No. 90-23, Ser. A, 8.00%, 08/15/2020	AAA	314,000	430,908
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011, (Insd. by AMBAC)	AAA	1,800,000	1,936,350
Prince George's Cnty., MD COP, Real Estate Acquistion Program, 5.90%, 09/15/2009, (Insd. by MBIA)	AAA	250,000	266,520
Prince George's Cnty., MD RB, 5.125%, 06/30/2016	AAA	1,000,000	1,063,980
3,697,758
PRE-REFUNDED 0.4%
Howard Cnty., MD Cons. Pub. Impt. RB, Ser. A, 5.25%, 08/15/2011	AAA	295,000	317,252
PUBLIC FACILITIES 0.7%
Frederick Cnty., MD Pub. Facs. RB, 5.00%, 12/01/2015	AA	500,000	528,140
SOLID WASTE 2.2%
Northeast, MD Wst. Disp. Auth. RB:
5.50%, 04/01/2016	AA	1,000,000	1,057,970
Montgomery Cnty., MD Resource Recovery Proj. A:
5.80%, 07/01/2004	AA	500,000	516,265
6.00%, 07/01/2007	AA	50,000	54,620
1,628,855
SPECIAL TAX 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	AA	1,000,000	1,075,770
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 0.5%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.375%, 05/15/2033	A-	$ 485,000	$ 389,474
TRANSPORTATION 4.2%
Dist. of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	AAA	300,000	345,249
Maryland Trans. Auth. Spl. Obl. RB, Baltimore/Washington Intl. Arpt. Proj., Ser. A, 6.25%, 07/01/2014, (Insd. by FGIC)	AAA	1,750,000	1,855,857
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	A+	850,000	941,171
3,142,277
WATER & SEWER 4.7%
Baltimore, MD Wtr. Proj. RRB, Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	AAA	1,500,000	1,725,180
Washington, MD Suburban Sanitation Dist. Wtr. Supply RB, 5.50%, 06/01/2010	AAA	1,700,000	1,791,460
3,516,640
Total Municipal Obligations			71,264,351

		Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Municipal Money Market Fund (o)		2,279,510	2,279,510
Total Investments (cost $71,012,164) 98.1%			73,543,861
Other Assets and Liabilities 1.9%			1,434,887
Net Assets 100.0%			$ 74,978,748

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CDA	Community Development Administration
COP	Certificate of Participation
EDA	Economic Development Authority
FHA	Federal Housing Authority
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments invested by geographic location as of August 31, 2003 (unaudited):

Maryland	91.4%
Pennsylvania	2.8%
Puerto Rico	2.0%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.5%
Total	100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 71,012,164
Net unrealized gains on securities	2,531,697

Market value of securities	73,543,861
Receivable for securities sold	635,641
Receivable for Fund shares sold	214
Interest receivable	1,082,735
Prepaid expenses and other assets	34,885

Total assets	75,297,336

Liabilities
Dividends payable	175,367
Payable for Fund shares redeemed	119,556
Advisory fee payable	3,455
Distribution Plan expenses payable	2,415
Due to other related parties	823
Accrued expenses and other liabilities	16,972

Total liabilities	318,588

Net assets	$ 74,978,748

Net assets represented by
Paid-in capital	$ 73,980,493
Overdistributed net investment income	(34,528)
Accumulated net realized losses on securities	(1,498,914)
Net unrealized gains on securities	2,531,697

Total net assets	$ 74,978,748

Net assets consists of
Class A	$ 22,806,445
Class B	11,027,664
Class C	4,108,698
Class I	37,035,941

Total net assets	$ 74,978,748

Shares outstanding
Class A	2,086,569
Class B	1,008,908
Class C	375,905
Class I	3,388,405

Net asset value per share
Class A	$ 10.93
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.48
Class B	$ 10.93
Class C	$ 10.93
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.04
Class I	$ 10.93

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 3,749,561

Expenses
Advisory fee	313,117
Distribution Plan expenses
Class A	67,038
Class B	104,343
Class C	35,601
Administrative services fee	74,552
Transfer agent fees	38,788
Trustees' fees and expenses	1,047
Printing and postage expenses	16,520
Custodian fees	20,319
Registration and filing fees	14,602
Professional fees	22,296
Other	2,687

Total expenses	710,910
Less: Expense reductions	(414)
Expense reimbursements	(382)

Net expenses	710,114

Net investment income	3,039,447

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(318,078)
Net change in unrealized gains or losses on securities	(1,073,328)

Net realized and unrealized gains or losses on securities	(1,391,406)

Net increase in net assets resulting from operations	$ 1,648,041

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002

Operations
Net investment income		$ 3,039,447		$ 2,576,457
Net realized gains or losses on securities		(318,078)		2,506
Net change in unrealized gains or losses on securities		(1,073,328)		885,509

Net increase in net assets resulting from operations		1,648,041		3,464,472

Distributions to shareholders from
Net investment income
Class A		(1,010,111)		(953,656)
Class B		(344,820)		(253,963)
Class C		(119,360)		(79,479)
Class I		(1,563,534)		(1,297,290)

Total distributions to shareholders		(3,037,825)		(2,584,388)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	453,458	5,062,839	229,212	2,514,085
Class B	245,854	2,735,533	363,417	3,982,927
Class C	191,613	2,136,099	190,894	2,094,922
Class I	912,480	10,158,155	1,159,329	12,696,038

		20,092,626		21,287,972

Net asset value of shares issued in reinvestment of distributions
Class A	58,647	651,922	60,476	662,490
Class B	23,174	257,596	17,641	193,385
Class C	7,767	86,305	5,928	64,987
Class I	4,012	44,566	2,478	27,169

		1,040,389		948,031

Automatic conversion of Class B shares to Class A shares
Class A	817	8,936	4,412	48,002
Class B	(817)	(8,936)	(4,412)	(48,002)

		0		0

Payment for shares redeemed
Class A	(512,994)	(5,728,141)	(277,618)	(3,043,201)
Class B	(82,315)	(913,889)	(59,683)	(653,996)
Class C	(104,869)	(1,165,343)	(34,390)	(379,529)
Class I	(493,478)	(5,481,255)	(352,863)	(3,881,740)

		(13,288,628)		(7,958,466)

Net increase in net assets resulting
from capital share transactions		7,844,387		14,277,537

Total increase in net assets		6,454,603		15,157,621
Net assets
Beginning of period		68,524,145		53,366,524

End of period		$ 74,978,748		$ 68,524,145

Overdistributed net investment income		$ (34,528)		$ (38,307)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $382. Total amounts subject to recoupment as of August 31, 2003 were $382.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $24,900,356 and $16,687,572, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $71,012,164. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,884,454 and $352,757, respectively, with a net unrealized appreciation of $2,531,697.

As of August 31, 2003, the Fund had $1,175,489 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$215,659	$804,652	$141,047	$14,131

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and will elect to defer post-October losses of $323,425.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryover
Exempt-Interest	Unrealized	and
Income	Appreciation	Post-October Loss

$34,528	$2,531,697	$1,498,914

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended August 31,
	2003	2002

Ordinary Income	$ 9,756	$ 8,507
Exempt-Interest Income	3,028,069	2,575,881

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Maryland Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Maryland Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.68%.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567749   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen North Carolina Municipal Bond Fund

Evergreen North Carolina Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	INDEPENDENT AUDITORS' REPORT
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen North Carolina Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

1

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Richard K. Marrone

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Average annual return *

1 year with sales charge	-2.51%	-3.32%	-0.44%	N/A

1 year w/o sales charge	2.36%	1.60%	1.60%	2.62%

5 year	2.89%	2.78%	3.46%	4.15%

10 year	4.31%	4.06%	4.60%	5.07%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.36% for the twelve-month period ended August 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Lehman Brothers Municipal Bond Index returned 3.14%.

The investment environment of late can be characterized as extreme. We had a bit of a bumpy ride during the early months of 2003, although rates remained in a trading range while generally declining until mid-June, when they hit historic lows. A quick sell-off ensued and rates rose rapidly, producing one of the most volatile periods the market has seen in years as the economy started to show some positive movement and stocks improved. Liquidity became an issue at times as it usually does in the municipal market during periods of rising rates. When the market was active, most participants were trying to do the same thing at the same time, adding to the volatility.

We continued to follow our traditional discipline, emphasizing yield and price stability in the bonds in which we invest. We manage the portfolio for investors who seek a fund that can give them above-average tax-exempt income, but with lower volatility in the net asset value than competitive funds. We do not seek to maximize total return when yields are falling and prices are rising. However, our style typically will outperform other strategies during periods of rising interest rates. This tendency held true during July and August of 2003.

When yields were approaching their 40-year lows early in 2003, we lowered the fund's duration -- or vulnerability to interest-rate changes -- to protect the net asset value against the possibility of a back-up in rates. As we did this, we also invested in higher-yielding securities, which gave extra cushion against the possibility of price loss when interest rates began rising.

As rates declined early in the fiscal year, lower-rated, high-yielding securities became more popular among investors. This led to a narrowing of the difference in yields between higher-rated and lower-rated securities. As a result, we found less relative value in lower-rated bonds and we increased our holdings in higher quality bonds, including insured bonds.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.43	$10.36	$10.00	$10.19	$10.84
Income from investment operations
Net investment income	0.42	0.49	0.50	0.50	0.50
Net realized and unrealized gains or losses on securities	-0.17	0.07	0.36	-0.13	-0.59
Total from investment operations	0.25	0.56	0.86	0.37	-0.09
Distributions to shareholders from
Net investment income	-0.42	-0.49	-0.50	-0.50	-0.50
Net realized gains	0	0	0	-0.06	-0.06
Total distributions to shareholders	-0.42	-0.49	-0.50	-0.56	-0.56
Net asset value, end of period	$10.26	$10.43	$10.36	$10.00	$10.19
Total return[1]	2.36%	5.56%	8.85%	3.87%	-0.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$82,895	$72,700	$35,930	$22,859	$17,990
Ratios to average net assets
Expenses[2]	0.75%	0.65%	0.60%	0.56%	0.49%
Net investment income	4.01%	4.65%	4.96%	5.05%	4.72%
Portfolio turnover rate	49%	20%	10%	25%	41%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.43	$10.36	$10.00	$10.19	$10.84
Income from investment operations
Net investment income	0.34	0.40	0.42	0.42	0.42
Net realized and unrealized gains or losses on securities	-0.17	0.08	0.36	-0.12	-0.59
Total from investment operations	0.17	0.48	0.78	0.30	-0.17
Distributions to shareholders from
Net investment income	-0.34	-0.41	-0.42	-0.43	-0.42
Net realized gains	0	0	0	-0.06	-0.06
Total distributions to shareholders	-0.34	-0.41	-0.42	-0.49	-0.48
Net asset value, end of period	$10.26	$10.43	$10.36	$10.00	$10.19
Total return[1]	1.60%	4.77%	8.05%	3.10%	-1.66%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,965	$18,372	$24,542	$35,847	$46,042
Ratios to average net assets
Expenses[2]	1.49%	1.40%	1.34%	1.31%	1.23%
Net investment income	3.26%	3.96%	4.21%	4.29%	3.96%
Portfolio turnover rate	49%	20%	10%	25%	41%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003[1]	2002[2]
Net asset value, beginning of period	$10.43	$10.09
Income from investment operations
Net investment income	0.34	0.17
Net realized and unrealized gains or losses on securities	-0.17	0.34
Total from investment operations	0.17	0.51
Distributions to shareholders from
Net investment income	-0.34	-0.17
Net asset value, end of period	$10.26	$10.43
Total return[3]	1.60%	5.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,835	$875
Ratios to average net assets
Expenses[4]	1.49%	1.40%[5]
Net investment income	3.20%	3.14%[5]
Portfolio turnover rate	49%	20%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.43	$10.36	$10.00	$10.19	$10.84
Income from investment operations
Net investment income	0.44	0.51	0.52	0.52	0.52
Net realized and unrealized gains or losses on securities	-0.17	0.07	0.36	-0.12	-0.58
Total from investment operations	0.27	0.58	0.88	0.40	-0.06
Distributions to shareholders from
Net investment income	-0.44	-0.51	-0.52	-0.53	-0.53
Net realized gains	0	0	0	-0.06	-0.06
Total distributions to shareholders	-0.44	-0.51	-0.52	-0.59	-0.59
Net asset value, end of period	$10.26	$10.43	$10.36	$10.00	$10.19
Total return	2.62%	5.82%	9.12%	4.14%	-0.68%
Ratios and supplemental data
Net assets, end of period (thousands)	$571,136	$599,628	$202,991	$217,202	$247,475
Ratios to average net assets
Expenses[2]	0.49%	0.39%	0.35%	0.31%	0.23%
Net investment income	4.26%	4.82%	5.21%	5.29%	4.96%
Portfolio turnover rate	49%	20%	10%	25%	41%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.1%
AIRPORT 3.0%
Charlotte, NC Arpt. RB:
Ser. B, 5.75%, 07/01/2012, (Insd. by MBIA)	AAA	$ 2,395,000	$ 2,566,075
Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	AAA	2,755,000	3,014,190
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A, 5.75%, 01/01/2017, (Insd. by MBIA)	AAA	10,000,000	10,575,400
Piedmont Triad Arpt. Auth., NC RB, Ser. A, 5.40%, 07/01/2012	AAA	1,050,000	1,138,137
Raleigh Durham, NC Arpt. Auth. RB, Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	Aaa	3,000,000	3,136,650
20,430,452
CONTINUING CARE RETIREMENT COMMUNITY 1.6%
North Carolina Med. Care Commission Hlth. Care Facs. RB, Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,005,000	1,016,869
5.00%, 10/01/2016, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,055,000	1,059,104
5.25%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,110,000	1,129,969
5.25%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,165,000	1,177,675
5.50%, 10/01/2020, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,295,000	1,331,273
North Carolina Med. Care Commission Hosp. RB, 5.75%, 07/01/2019	NR	2,000,000	1,869,680
North Carolina Med. Care Commission Retirement Facs. RB, 1st Mtge. Givens Estates, Proj. A, 6.38%, 07/01/2023	NR	3,000,000	3,005,490
10,590,060
EDUCATION 5.2%
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	AAA	1,630,000	1,722,975
Iredell Cnty., NC Pub. Facs. RB, 6.00%, 06/01/2016	Aaa	2,080,000	2,420,829
North Carolina Capital Facs. Fin. Agcy. RB:
Elizabeth City State Univ. Hsg., Ser. A, 5.25%, 06/01/2017, (Insd. by AMBAC)	AAA	1,005,000	1,071,270
Johnson & Wales Univ. Proj.:
Ser. A, 5.00%, 04/01/2017	AAA	1,460,000	1,518,590
Ser. A, 5.00%, 04/01/2019	AAA	1,610,000	1,649,364
North Carolina Ed. Facs. Fin. Agcy. RRB, Davidson College Proj., 6.00%, 12/01/2012	AA	100,000	102,378
North Carolina Student Edl. Assistance Auth. RB:
Ser. A, 6.05%, 07/01/2010	A2	1,000,000	1,042,020
Ser. A, 6.30%, 07/01/2015	A2	2,000,000	2,075,040
Ser. C, 6.35%, 07/01/2016	A2	2,375,000	2,482,588
Univ. of North Carolina at Chapel Hill RB:
Ser. A, 5.38%, 12/01/2015	AA+	3,790,000	4,099,529
Ser. A, 5.38%, 12/01/2016	AA+	3,995,000	4,307,689
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Univ. of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	AAA	$ 1,300,000	$ 1,437,995
5.75%, 10/01/2013, (Insd. by AMBAC)	AAA	1,255,000	1,407,006
5.75%, 10/01/2014, (Insd. by AMBAC)	AAA	1,330,000	1,486,168
5.75%, 10/01/2015, (Insd. by AMBAC)	AAA	1,125,000	1,252,744
Ser. A, 5.38%, 04/01/2016, (Insd. by AMBAC)	AAA	1,155,000	1,249,352
Ser. A, 5.38%, 04/01/2018, (Insd. by AMBAC)	AAA	2,385,000	2,544,675
Ser. A, 5.38%, 04/01/2019, (Insd. by AMBAC)	AAA	1,100,000	1,165,208
Ser. A, 5.38%, 04/01/2020, (Insd. by AMBAC)	AAA	1,155,000	1,217,324
Univ. of North Carolina, Wilmington RB, 5.25%, 01/01/2022, (Insd. by AMBAC)	Aaa	1,000,000	1,035,770
35,288,514
ELECTRIC REVENUE 7.5%
Greensboro, NC RB, Enterprise Systems, Ser. A, 5.25%, 06/01/2021	AA+	1,105,000	1,145,034
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB:
7.50%, 01/01/2010, (Insd. by FSA & Gtd. by Radian Asset Assurance, Inc)	AAA	1,845,000	2,244,775
Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	AAA	5,000,000	5,549,650
Ser. A, 6.50%, 01/01/2018	BBB	3,750,000	4,181,625
Ser. B, 6.00%, 01/01/2022	BBB	5,415,000	5,724,792
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	AAA	6,500,000	7,439,835
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RRB:
Ser. A, 5.63%, 01/01/2014, (Insd. by MBIA)	AAA	7,850,000	8,615,453
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	AAA	3,400,000	4,126,002
North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba Nuclear Pwr. Proj., Ser. B, 6.38%, 01/01/2013	BBB+	5,000,000	5,500,050
North Carolina Muni. Pwr. Agcy., Elec. TCRS, Catawba Nuclear Pwr. Proj., 7.25%, 01/01/2007, (Insd. by AMBAC)	AAA	5,000,000	5,776,000
50,303,216
ESCROW 2.5%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.00%, 01/01/2021	AAA	5,000,000	5,129,150
North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba Nuclear Pwr. Proj., 5.50%, 01/01/2013	AAA	10,500,000	11,713,485
16,842,635
GENERAL OBLIGATION - LOCAL 24.7%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	AAA	1,375,000	1,456,166
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	AA	1,030,000	1,066,493
Burlington Cnty., NC GO, 5.20%, 02/01/2013, (Insd. by AMBAC)	AAA	1,650,000	1,766,375
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	AA-	1,500,000	1,635,120
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	AAA	1,300,000	1,416,402
5.40%, 05/01/2014, (Insd. by MBIA)	AAA	1,305,000	1,422,763
5.40%, 05/01/2015, (Insd. by MBIA)	AAA	1,400,000	1,523,970
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Cary, NC GO, 5.00%, 03/01/2014	AAA	$ 1,000,000	$ 1,070,040
Charlotte, NC COP, Convention Facs. Proj.:
Ser. A, 5.50%, 08/01/2015 #	AA+	9,335,000	10,276,995
Ser. A, 5.50%, 08/01/2017 #	AA+	10,390,000	11,287,696
Ser. A, 5.50%, 08/01/2018 #	AA+	5,800,000	6,259,534
Charlotte, NC GO:
5.00%, 02/01/2010	AAA	5,000,000	5,463,050
5.25%, 02/01/2020	AAA	7,655,000	7,963,344
5.25%, 02/01/2021	AAA	7,290,000	7,551,638
5.40%, 06/01/2012	AAA	3,000,000	3,242,010
5.50%, 06/01/2014	AAA	1,000,000	1,101,490
5.50%, 06/01/2015	AAA	1,600,000	1,756,992
5.60%, 06/01/2022	AAA	1,000,000	1,071,120
5.60%, 06/01/2025	AAA	4,490,000	4,765,506
Dare Cnty., NC COP, 5.13%, 06/01/2018, (Insd. by AMBAC)	AAA	1,000,000	1,047,310
Durham Cnty., NC COP:
5.00%, 05/01/2005	AA+	2,130,000	2,257,715
5.00%, 05/01/2007	AA+	1,000,000	1,093,310
5.00%, 05/01/2014	AA+	1,500,000	1,573,290
Durham Cnty., NC GO:
Ser. 95, 5.80%, 02/01/2010	AAA	2,400,000	2,600,688
Ser. 95, 5.80%, 02/01/2011	AAA	2,400,000	2,600,688
Durham, NC COP:
5.00%, 04/01/2011	AA+	1,640,000	1,771,216
5.25%, 04/01/2013	AA+	1,270,000	1,368,539
5.25%, 04/01/2015	AA+	1,020,000	1,089,687
Durham, NC GO, Ser. 95, 5.80%, 02/01/2012	AAA	2,000,000	2,167,240
Eden Cnty., NC GO:
5.75%, 06/01/2004, (Insd. by FSA)	AAA	845,000	873,333
5.75%, 06/01/2005, (Insd. by FSA)	AAA	835,000	890,670
5.75%, 06/01/2006, (Insd. by FSA)	AAA	825,000	900,842
5.75%, 06/01/2007, (Insd. by FSA)	AAA	815,000	901,023
Gaston Cnty., NC GO:
5.20%, 03/01/2015, (Insd. by AMBAC)	AAA	1,100,000	1,176,318
5.20%, 03/01/2016, (Insd. by AMBAC)	AAA	2,115,000	2,253,321
5.25%, 06/01/2018, (Insd. by AMBAC)	AAA	2,000,000	2,130,260
5.25%, 06/01/2019, (Insd. by AMBAC)	AAA	2,000,000	2,114,000
5.50%, 03/01/2014, (Insd. by FGIC)	AAA	1,475,000	1,640,510
Greensboro, NC Enterprise Sys. GO:
Ser. A, 5.00%, 06/01/2016	AA+	1,065,000	1,113,308
Ser. A, 5.30%, 06/01/2015	AAA	1,000,000	1,071,770
Harnett Cnty., NC COP, 5.38%, 12/01/2017, (Insd. by FSA)	AAA	1,875,000	2,029,294
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	AA	1,600,000	1,750,832
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	AAA	1,000,000	1,068,780
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	AAA	$ 1,130,000	$ 1,224,456
5.00%, 04/01/2010, (Insd. by MBIA)	AAA	1,725,000	1,850,839
5.00%, 04/01/2011, (Insd. by MBIA)	AAA	2,700,000	2,884,248
Mecklenburg Cnty., NC GO:
Ser. B, 4.40%, 02/01/2010	AAA	7,175,000	7,534,037
Ser. B, 4.80%, 03/01/2009	AAA	4,405,000	4,737,225
Refunded, 5.00%, 04/01/2009	AAA	6,500,000	7,162,415
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	AAA	1,600,000	1,681,088
4.90%, 06/01/2015, (Insd. by MBIA)	AAA	1,175,000	1,228,815
New Hanover Cnty., NC COP, New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	AAA	1,195,000	1,289,931
4.90%, 12/01/2010, (Insd. by MBIA)	AAA	1,250,000	1,338,700
5.00%, 12/01/2011, (Insd. by MBIA)	AAA	1,315,000	1,411,389
5.25%, 12/01/2018, (Insd. by AMBAC)	AAA	1,640,000	1,729,987
New Hanover Cnty., NC GO, 5.75%, 11/01/2013	AA	3,000,000	3,365,670
Orange Cnty., NC GO:
5.25%, 02/01/2013	AA+	2,545,000	2,781,965
5.30%, 04/01/2014	AA+	1,325,000	1,436,220
5.30%, 04/01/2015	AA+	1,115,000	1,203,197
Wake Cnty., NC GO:
4.50%, 03/01/2010	AAA	3,000,000	3,131,100
4.60%, 03/01/2012	AAA	5,460,000	5,651,755
Ser. B, 5.25%, 02/01/2017	AAA	1,000,000	1,073,050
Winston Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	AA+	1,050,000	1,123,164
Ser. A, 5.00%, 06/01/2015	AA+	1,250,000	1,320,325
Ser. C, 5.25%, 06/01/2015	AA+	1,980,000	2,112,422
166,852,646
GENERAL OBLIGATION - STATE 6.5%
Cmnwlth. of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	AAA	2,535,000	2,964,277
North Carolina COP, Wildlife Resource Commission:
Ser. A, 5.25%, 06/01/2018	AA+	4,375,000	4,557,744
Ser. A, 5.25%, 06/01/2019	AA+	1,110,000	1,148,461
Ser. A, 5.25%, 06/01/2020	AA+	1,165,000	1,196,234
Ser. A, 5.25%, 06/01/2021	AA+	1,130,000	1,153,255
Ser. A, 5.25%, 06/01/2022	AA+	1,290,000	1,311,569
Ser. A, 5.25%, 06/01/2023	AA+	1,000,000	1,012,870
North Carolina GO:
Ser. A, 4.75%, 04/01/2011	AAA	5,600,000	5,912,032
Ser. A, 4.75%, 04/01/2014	AAA	11,035,000	11,515,133
Ser. A, 5.10%, 03/01/2008	AAA	1,000,000	1,087,360
Ser. A, 5.20%, 03/01/2014	AAA	2,300,000	2,569,767
Ser. A, 5.20%, 03/01/2015	AAA	5,000,000	5,586,450
Pub. Sch. Bldg., 4.60%, 04/01/2012	AAA	4,000,000	4,201,040
44,216,192
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 11.0%
Charlotte-Mecklenberg Hosp. Auth., NC RB:
Ser. A, 5.00%, 01/15/2016	AA	$ 3,125,000	$ 3,221,594
Ser. A, 5.00%, 01/15/2017	AA	1,580,000	1,619,152
Ser. A, 5.00%, 01/15/2018	AA	1,705,000	1,736,867
Ser. A, 5.60%, 01/15/2009	AA	1,000,000	1,083,280
Cmnwlth. of Puerto Rico RB, Mennonite Gen. Hosp. Proj., Ser. A, 5.63%, 07/01/2027	BBB-	225,000	174,755
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	A-	1,310,000	1,394,652
5.25%, 10/01/2011	A-	900,000	947,097
Durham Cnty., NC COP, Hosp. & Office Facs. Proj., 6.00%, 05/01/2014	Aa2	1,000,000	1,107,600
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	AA	5,000,000	5,219,750
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.13%, 10/01/2013, (Insd. by AMBAC)	AAA	1,980,000	2,087,613
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	BBB	150,000	156,812
5.50%, 09/01/2011	BBB	400,000	413,408
5.60%, 09/01/2012	BBB	550,000	568,056
5.80%, 09/01/2014	BBB	875,000	907,532
5.90%, 09/01/2015	BBB	825,000	854,304
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	A	5,000,000	5,181,300
North Carolina Med. Care Commission Hlth. Sys. RB, Mission St. Joseph's Hlth. Sys.:
5.25%, 10/01/2013	AA	1,960,000	2,100,767
5.25%, 10/01/2014	AA	1,575,000	1,676,761
North Carolina Med. Care Commission Hosp. RB:
5.25%, 10/01/2013	A+	3,825,000	3,928,696
5.38%, 02/15/2011	A+	2,630,000	2,768,417
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	A+	2,000,000	2,129,920
5.50%, 02/15/2015	A+	1,000,000	1,053,910
5.50%, 02/15/2019	A+	1,000,000	1,014,960
Grace Hosp., Inc.:
6.50%, 10/01/2005	A+	1,110,000	1,211,188
6.50%, 10/01/2006	A+	1,180,000	1,318,685
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,355,000	1,455,893
5.50%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,590,000	1,676,814
5.50%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	AA	685,000	718,490
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission Hosp. RB continued
Southeastern Regl. Med. Ctr.:
5.38%, 06/01/2032	A	$ 1,000,000	$ 997,730
5.50%, 06/01/2015	A	2,365,000	2,473,814
Stanley Mem. Hosp. Proj.:
5.38%, 10/01/2014, (Insd. by AMBAC)	AAA	5,000,000	5,271,150
6.50%, 10/01/2013	A-	2,585,000	2,851,565
Transylvania Community Hosp., Inc.:
4.90%, 10/01/2003	NR	155,000	155,195
5.00%, 10/01/2004	NR	155,000	157,283
5.00%, 10/01/2005	NR	175,000	178,341
5.05%, 10/01/2006	NR	185,000	188,484
5.15%, 10/01/2007	NR	190,000	193,336
5.50%, 10/01/2012	NR	1,130,000	1,128,497
5.75%, 10/01/2019	NR	1,090,000	983,943
North Carolina Med. Care Commission Hosp. RRB:
Rex Hosp. Proj., 4.63%, 06/01/2011, (Insd. by AMBAC)	AAA	1,355,000	1,418,577
Scotland Mem. Hosp. Proj., 5.00%, 10/01/2004	AA	525,000	544,709
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	AAA	1,525,000	1,654,472
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.20%, 12/01/2008	Aaa	3,635,000	3,981,306
5.25%, 12/01/2021	Aaa	1,250,000	1,266,063
5.30%, 12/01/2009	Aaa	3,000,000	3,288,870
74,461,608
HOUSING 5.5%
Burlington, NC Burlington Homes RB, Ser. A, 6.00%, 08/01/2009	A1	820,000	832,489
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	Aaa	1,285,000	1,286,002
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	NR	2,750,000	2,640,633
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	AA	2,605,000	2,653,479
Ser. 8-A, 5.95%, 01/01/2027	AA	2,540,000	2,698,521
Ser. 8-A, 6.00%, 07/01/2011	AA	1,890,000	1,943,903
Ser. 8-A, 6.10%, 07/01/2013	AA	2,130,000	2,176,860
Ser. 9-A, 5.60%, 07/01/2016	AA	3,100,000	3,219,877
Ser. 14-A, 4.70%, 07/01/2013	AAA	1,600,000	1,620,848
Ser. 14-A, 5.35%, 01/01/2022	AAA	2,135,000	2,159,638
North Carolina Hsg. Fin. & Dev. Auth. SFHRB:
Ser. EE, 5.90%, 09/01/2013	AA	815,000	841,276
Ser. JJ, 6.15%, 03/01/2011	AA	2,750,000	2,850,952
Ser. W, 6.20%, 09/01/2009	AA	490,000	496,213
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Carolina Hsg. Fin. Agcy. RB:
Ser. 9-A, 5.80%, 01/01/2020	AA	$ 5,000,000	$ 5,126,200
Ser. 9-A, 5.88%, 07/01/2031	AA	5,750,000	5,891,392
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 7.00%, 11/01/2030 (g)	NR	3,545,000	779,900
37,218,183
INDUSTRIAL DEVELOPMENT REVENUE 8.3%
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, International Paper Co. Proj.:
Ser. A, 5.85%, 12/01/2020	BBB	3,000,000	2,970,780
Ser. A, 6.15%, 04/01/2021	BBB	1,750,000	1,763,020
Craven Cnty., NC Indl. Facs. Pollution Ctl. Fin. Auth. RB, Weyerhaeuser Co. Proj., 6.35%, 01/01/2010	BBB	2,000,000	2,039,060
Georgetown Cnty., SC Env. Impt. RRB, International Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	BBB	2,500,000	2,613,100
Haywood Cnty., NC Indl. Facs. & PCRB, Champion International Corp. Proj.:
6.25%, 09/01/2025	Baa2	2,750,000	2,755,747
Ser. A, 5.75%, 12/01/2025	BBB	2,150,000	2,073,998
Haywood Cnty., NC Indl. Facs. & PCRRB, Champion International Corp. Proj., 6.00%, 03/01/2020	Baa2	1,500,000	1,524,315
Lowndes Cnty., MS Solid Wst. Disposal & PCRB, Weyerhaeuser Co. Proj., Ser. B, 6.70%, 04/01/2022	BBB	7,100,000	7,803,468
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	BBB	11,475,000	11,899,231
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 2.62%, VRDN	A-1	10,000,000	10,000,000
Northampton Cnty., NC Indl. Facs. & PCRB, International Paper Co. Proj., Ser. A, 6.20%, 02/01/2025, (LOC: J.P. Morgan Chase & Co.)	BBB	1,000,000	1,000,640
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Pwr. & Light Co. Proj., 5.38%, 02/01/2017	BBB+	9,130,000	9,420,060
55,863,419
LEASE 6.0%
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	AAA	2,040,000	2,193,408
5.25%, 02/01/2017	AAA	2,040,000	2,176,435
5.25%, 02/01/2018	AAA	2,040,000	2,159,605
Chapel Hill, NC Parking Facs. COP, 6.35%, 12/01/2018	AA	1,000,000	1,031,650
Charlotte, NC COP:
Cityfair Parking Facs. Proj., Ser. A, 6.13%, 06/01/2010	AA	1,735,000	1,836,411
Govt. Facs. Proj.:
Ser. G, 5.25%, 06/01/2020	AA+	2,000,000	2,067,720
Ser. G, 5.38%, 06/01/2026	AA+	2,500,000	2,569,525
Stadium Parking Facs. Proj.:
Ser. C, 6.00%, 06/01/2010	AA+	1,245,000	1,316,600
Ser. C, 6.00%, 06/01/2014	AA+	1,475,000	1,559,827
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Durham Cnty., NC COP, New Durham Corp.:
Ser. A, 5.25%, 12/01/2010	AA+	$ 1,160,000	$ 1,286,115
Ser. B, 5.25%, 12/01/2011	AA+	1,485,000	1,636,485
Greenville Cnty., SC Sch. Dist. Installment RB, 6.00%, 12/01/2021	AA-	8,700,000	9,446,547
Harnett Cnty., NC COP:
6.20%, 12/01/2009, (Insd. by AMBAC)	AAA	2,900,000	3,126,055
6.40%, 12/01/2014, (Insd. by AMBAC)	AAA	1,000,000	1,077,820
Kentucky Property & Bldgs. Commission RRB, Proj. 74, 5.38%, 02/01/2015, (Insd. by FSA)	AAA	2,500,000	2,708,325
New Hanover Cnty., NC COP, New Hanover Cnty. Proj., 5.25%, 12/01/2017	AAA	2,000,000	2,121,760
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	BBB-	2,250,000	2,280,285
40,594,573
MISCELLANEOUS REVENUE 1.4%
Charlotte, NC Storm Wtr. RRB, 5.25%, 06/01/2016	AA+	1,525,000	1,640,595
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth., 5.63%, 06/01/2020	AAA	2,030,000	2,146,563
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	AAA	2,025,000	2,133,176
Texas Wtr. Dev. Board RB, Ser. A, 5.75%, 07/15/2016	AAA	3,275,000	3,556,322
9,476,656
PRE-REFUNDED 0.8%
Cumberland Cnty., NC COP, Civic Ctr. Proj., Ser. A, 6.40%, 12/01/2024, (Insd. by AMBAC)	AAA	2,390,000	2,595,110
Gastonia, NC Combined Util. Sys. RB:
6.00%, 05/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,053,500
6.10%, 05/01/2019, (Insd. by MBIA)	AAA	1,505,000	1,586,511
5,235,121
PUBLIC FACILITIES 2.2%
Charlotte, NC COP:
Convention Facs. Proj., Ser. B, 5.50%, 12/01/2020	AA+	3,695,000	3,919,804
Pub. Safety Facs.:
Ser. D, 5.50%, 06/01/2020	AA+	1,090,000	1,157,645
Ser. D, 5.50%, 06/01/2025	AA+	3,000,000	3,124,140
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.13%, 10/01/2017	AA+	2,000,000	2,097,980
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	AAA	1,105,000	1,199,666
Greensboro, NC COP, Coliseum Complex Impt. Proj., Ser. A, 5.63%, 12/01/2015	A1	2,000,000	2,271,660
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	AAA	1,000,000	1,100,240
14,871,135
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.8%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj., Ser. D, 7.15%, 12/01/2018	BBB-	$ 5,000,000	$ 5,184,800
SPECIAL TAX 0.8%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	BBB-	5,000,000	5,168,950
TOBACCO REVENUE 0.8%
NY Tobacco Settlement Fin. Corp. PFOTER, Rites-PA-1158A, 9.02%, 06/01/2007	NR	5,000,000	5,369,100
TRANSPORTATION 2.4%
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. PFOTER:
Rites-PA-1137A-R, 8.77%, 01/01/2009, (Insd. by FSA)	AAA	7,000,000	8,147,300
Rites-PA-1137B-R, 8.77%, 01/01/2009, (Insd. by AMBAC)	A	1,685,000	1,982,436
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	AAA	5,650,000	6,063,580
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2035, (Insd. by AMBAC)	AAA	5,000	5,441
16,198,757
UTILITY 3.3%
Charlotte, NC Wtr. & Swr. Sys. RB:
5.00%, 06/01/2008	AAA	1,340,000	1,479,333
5.13%, 06/01/2013	AAA	2,000,000	2,150,420
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	AAA	2,375,000	2,449,148
Greensboro, NC Enterprise Sys. RB:
Ser. A, 5.38%, 06/01/2019	AA+	6,650,000	6,941,336
Ser. A, 6.50%, 06/01/2006	AA+	1,465,000	1,613,698
North Carolina Eastern Muni. Pwr. Agcy. RB, Ser. B, 7.00%, 01/01/2008	A	1,000,000	1,145,760
Winston Salem, NC Wtr. & Swr. Sys. RB:
4.80%, 06/01/2013	AAA	2,745,000	2,842,502
4.88%, 06/01/2014	AAA	3,350,000	3,485,608
22,107,805
WATER & SEWER 1.8%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	Aaa	1,410,000	1,555,075
Charlotte, NC Storm Wtr. RRB, 6.00%, 06/01/2025	AA+	1,000,000	1,163,860
Charlotte, NC Wtr. & Swr. Sys. RB, 5.75%, 06/01/2016	AAA	1,755,000	2,017,425
San Antonio, TX Wtr. RRB:
5.50%, 05/15/2016, (Insd. by FSA)	AAA	1,500,000	1,622,730
5.50%, 05/15/2017, (Insd. by FSA)	AAA	2,000,000	2,150,140
5.50%, 05/15/2018, (Insd. by FSA)	AAA	2,000,000	2,139,700
Wilson, NC Combined Enterprise Sys. RB, 5.25%, 12/01/2020, (Insd. by FSA)	Aaa	1,415,000	1,476,001
12,124,931
Total Municipal Obligations			648,398,753
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 7.2%
Evergreen Institutional Municipal Money Market Fund (o) ##	48,480,728	$ 48,480,728
Total Investments (cost $672,027,274) 103.3%		696,879,481
Other Assets and Liabilities (3.3%)		(22,047,986)
Net Assets 100.0%		$ 674,831,495

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
#	When-issued security.
##	All or a portion of the security has been segregated for when-issued securities.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipt
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of August 31, 2003 (unaudited):

North Carolina	79.7%
Puerto Rico	2.8%
South Carolina	1.7%
Illinois	1.5%
Texas	1.4%
Mississippi	1.1%
New York	0.8%
Florida	0.7%
Maryland	0.7%
Pennsylvania	0.7%
U.S. Virgin Islands	0.7%
Oregon	0.4%
Kentucky	0.4%
California	0.3%
Non-state specific	7.1%
Total	100.0%
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 672,027,274
Net unrealized gains on securities	24,852,207

Market value of securities	696,879,481
Receivable for Fund shares sold	94,874
Interest receivable	8,609,564
Prepaid expenses and other assets	7,841

Total assets	705,591,760

Liabilities
Dividends payable	2,179,421
Payable for securities purchased	27,373,080
Payable for Fund shares redeemed	1,117,574
Advisory fee payable	31,021
Distribution Plan expenses payable	5,001
Due to other related parties	7,386
Accrued expenses and other liabilities	46,782

Total liabilities	30,760,265

Net assets	$ 674,831,495

Net assets represented by
Paid-in capital	$ 659,571,992
Overdistributed net investment income	(39,357)
Accumulated net realized losses on securities	(9,553,347)
Net unrealized gains on securities	24,852,207

Total net assets	$ 674,831,495

Net assets consists of
Class A	$ 82,894,951
Class B	16,965,380
Class C	3,834,907
Class I	571,136,257

Total net assets	$ 674,831,495

Shares outstanding
Class A	8,081,532
Class B	1,653,902
Class C	373,855
Class I	55,679,136

Net asset value per share
Class A	$ 10.26
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.77
Class B	$ 10.26
Class C	$ 10.26
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.36
Class I	$ 10.26

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 33,217,133

Expenses
Advisory fee	2,936,126
Distribution Plan expenses
Class A	216,339
Class B	179,881
Class C	26,856
Administrative services fee	699,078
Transfer agent fees	102,711
Trustees' fees and expenses	14,584
Printing and postage expenses	21,881
Custodian fees	165,348
Registration and filing fees	99,083
Professional fees	24,238
Other	39,556

Total expenses	4,525,681
Less: Expense reductions	(2,224)
Fee waivers and expense reimbursements	(707,054)

Net expenses	3,816,403

Net investment income	29,400,730

Net realized and unrealized gains or losses on securities
Net realized gains on securities	209,547
Net change in unrealized gains or losses on securities	(11,673,491)

Net realized and unrealized gains or losses on securities	(11,463,944)

Net increase in net assets resulting from operations	$ 17,936,786

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002(a)

Operations
Net investment income		$ 29,400,730		$ 16,776,435
Net realized gains on securities		209,547		2,362,253
Net change in unrealized gains or losses on securities		(11,673,491)		7,891,030

Net increase in net assets resulting from operations		17,936,786		27,029,718

Distributions to shareholders from
Net investment income
Class A		(3,152,937)		(2,211,372)
Class B		(579,941)		(827,749)
Class C		(85,167)		(3,381)
Class I		(25,316,022)		(13,996,567)

Total distributions to shareholders		(29,134,067)		(17,039,069)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,715,311	28,488,985	2,994,929	30,793,533
Class B	416,491	4,376,769	484,225	4,955,718
Class C	327,886	3,436,402	83,713	864,812
Class I	8,143,215	85,511,258	3,171,858	32,559,601

		121,813,414		69,173,664

Net asset value of shares issued in reinvestment of distributions
Class A	175,343	1,835,853	142,719	1,463,649
Class B	34,518	361,494	54,795	561,286
Class C	6,407	67,079	221	2,298
Class I	43,399	454,267	17,940	184,567

		2,718,693		2,211,800

Automatic conversion of Class B shares to Class A shares
Class A	286,340	3,002,823	918,918	9,381,792
Class B	(286,340)	(3,002,823)	(918,918)	(9,381,792)

		0		0

Payment for shares redeemed
Class A	(2,068,555)	(21,653,829)	(1,182,116)	(12,045,745)
Class B	(272,971)	(2,858,422)	(227,435)	(2,324,105)
Class C	(44,372)	(466,164)	0	0
Class I	(10,022,332)	(105,098,606)	(6,477,891)	(66,514,254)

		(130,077,021)		(80,884,104)

Net asset value of shares issued in acquisition
Class A	0	0	629,437	6,434,113
Class I	0	0	41,203,603	421,184,075

		0		427,618,188

Net increase (decrease) in net assets resulting from capital share transactions		(5,544,914)		418,119,548

Total increase (decrease) in net assets		(16,742,195)		428,110,197
Net assets
Beginning of period		691,573,690		263,463,493

End of period		$ 674,831,495		$ 691,573,690

Overdistributed net investment income		$ (39,357)		$ (311,638)

(a) For Class C shares, for the period from March 27, 2002 (commencement of class operations) to August 31, 2002.
See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

23

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC waived its fee in the amount of $698,609 and reimbursed expenses relating to Class A shares in the amount of $8,445 which represents 0.10% of the Fund's average daily net assets and 0.01% of the average daily net assets of Class A shares, respectively. Total amounts subject to recoupment as of August 31, 2003 were $422,968.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

24

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia North Carolina Municipal Fund in a tax-free exchange for Class A and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $12,839,374. The aggregate net assets of the Fund and Wachovia North Carolina Municipal Fund immediately prior to the acquisition were $253,195,971 and $427,618,188, respectively. The aggregate net assets of the Fund immediately after the acquisition were $680,814,159.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $339,677,069 and $340,823,077, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $672,028,827. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,091,829 and $5,241,175, respectively, with a net unrealized appreciation of $24,850,654.

As of August 31, 2003, the Fund had $9,551,794 in capital loss carryovers for federal income tax purposes with $2,712,069 expiring in 2008 and $6,839,725 expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended August 31, 2003 in accordance with income tax regulations.

25

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-
Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$39,357	$24,850,654	$9,551,794

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,
	2003	2002

Ordinary Income	$ 112,837	$ 125,951
Exempt-Interest Income	29,021,230	16,913,118

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

26

NOTES TO FINANCIAL STATEMENTS continued

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

27

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen North Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen North Carolina Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.62%.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567752   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen South Carolina Municipal Bond Fund

Evergreen South Carolina Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
27	INDEPENDENT AUDITORS' REPORT
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen South Carolina Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Average annual return*

1 year with sales charge	-2.49%	-3.27%	-0.29%	N/A

1 year w/o sales charge	2.41%	1.66%	1.66%	2.68%

5 year	3.35%	3.24%	3.92%	4.62%

Since portfolio inception	4.68%	4.45%	4.98%	5.47%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

All data is as of August 31, 2003, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.41% for the twelve-month period ended August 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Lehman Brothers Municipal Bond Index returned 3.14%.

The investment environment for the 12-month period can be characterized as volatile and extreme. While rates for most of 2002 remained relatively high, they started to move lower (prices higher) in the beginning of the year until mid June where interest rates hit historic lows. Then, bonds traded off rapidly in one of the quickest sell offs we have seen in years as the economy started to show some positive movement and stocks improved. Liquidity was an issue at times.

We maintained our long-term focus stressing yield, income and price stability. We invested in higher coupon bonds, including cushion bonds, with maturities close to 20-years. They provided good yield, while providing more price protection than current coupon bonds when rates rise.

Because of the continuing questions about the commercial aviation industry, we avoided airline-related bonds, which were performing poorly. We also eliminated all investments in bonds backed by the settlements of tobacco liability lawsuits because we were concerned about the price fluctuations of these bonds.

Our emphasis on intermediate maturities helped performance early during the period, when interest rates where declining and bond prices where rising. However, all intermediate bonds were adversely affected by the rise in rates during this past summer, including those bonds that we held that were designed to exhibit more price protection than conventional securities. In the general volatile environment, investors did not discriminate between different types of bonds.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.36	$10.25	$9.79	$9.84	$10.44
Income from investment operations
Net investment income	0.39	0.44	0.45	0.46	0.46
Net realized and unrealized gains or losses on securities	-0.14	0.11	0.46	0.02	-0.50
Total from investment operations	0.25	0.55	0.91	0.48	-0.04
Distributions to shareholders from
Net investment income	-0.39	-0.44	-0.45	-0.46	-0.46
Net realized gains	-0.01	0	0	-0.07	-0.10
Total distributions to shareholders	-0.40	-0.44	-0.45	-0.53	-0.56
Net asset value, end of period	$10.21	$10.36	$10.25	$9.79	$9.84
Total return[1]	2.41%	5.51%	9.54%	5.16%	-0.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$71,653	$59,624	$3,638	$1,937	$2,324
Ratios to average net assets
Expenses[2]	0.88%	0.86%	0.89%	0.79%	0.70%
Net investment income	3.74%	4.12%	4.50%	4.81%	4.43%
Portfolio turnover rate	42%	17%	17%	55%	35%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.36	$10.25	$9.79	$9.84	$10.44
Income from investment operations
Net investment income	0.31	0.36	0.38	0.39	0.38
Net realized and unrealized gains or losses on securities	-0.14	0.11	0.46	0.02	-0.50
Total from investment operations	0.17	0.47	0.84	0.41	-0.12
Distributions to shareholders from
Net investment income	-0.31	-0.36	-0.38	-0.39	-0.38
Net realized gains	-0.01	0	0	-0.07	-0.10
Total distributions to shareholders	-0.32	-0.36	-0.38	-0.46	-0.48
Net asset value, end of period	$10.21	$10.36	$10.25	$9.79	$9.84
Total return[1]	1.66%	4.73%	8.73%	4.38%	-1.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,077	$8,165	$4,920	$4,627	$5,393
Ratios to average net assets
Expenses[2]	1.60%	1.61%	1.64%	1.53%	1.45%
Net investment income	2.99%	3.49%	3.77%	4.04%	3.68%
Portfolio turnover rate	42%	17%	17%	55%	35%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003	2002[1]
Net asset value, beginning of period	$10.36	$9.97
Income from investment operations
Net investment income	0.31	0.15
Net realized and unrealized gains or losses on securities	-0.14	0.39
Total from investment operations	0.17	0.54
Distributions to shareholders from
Net investment income	-0.31	-0.15
Net realized gains	-0.01	0
Total distributions to shareholders	-0.32	-0.15
Net asset value, end of period	$10.21	$10.36
Total return[2]	1.66%	5.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,028	$204
Ratios to average net assets
Expenses[3]	1.59%	1.61%[4]
Net investment income	2.96%	3.15%[4]
Portfolio turnover rate	42%	17%

[1]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.36	$10.25	$9.79	$9.84	$10.44
Income from investment operations
Net investment income	0.42	0.46	0.48	0.49	0.48
Net realized and unrealized gains or losses on securities	-0.14	0.11	0.46	0.02	-0.50
Total from investment operations	0.28	0.57	0.94	0.51	-0.02
Distributions to shareholders from
Net investment income	-0.42	-0.46	-0.48	-0.49	-0.48
Net realized gains	-0.01	0	0	-0.07	-0.10
Total distributions to shareholders	-0.43	-0.46	-0.48	-0.56	-0.58
Net asset value, end of period	$10.21	$10.36	$10.25	$9.79	$9.84
Total return	2.68%	5.77%	9.82%	5.42%	-0.31%
Ratios and supplemental data
Net assets, end of period (thousands)	$328,574	$344,905	$50,292	$54,231	$61,314
Ratios to average net assets
Expenses[2]	0.60%	0.61%	0.64%	0.54%	0.45%
Net investment income	4.01%	4.40%	4.77%	5.04%	4.69%
Portfolio turnover rate	42%	17%	17%	55%	35%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
AIRPORT 1.1%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	AAA	$ 300,000	$ 312,315
Metropolitan Washington DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	AAA	4,000,000	4,249,800
4,562,115
COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.625%, 07/01/2025	NR	750,000	762,765
CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	955,000	922,816
EDUCATION 22.3%
Barnwell Cnty., SC Sch. Dist. No. 45 GO, 5.40%, 02/01/2009, (Insd. by AMBAC)	AAA	850,000	909,321
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	Aa1	1,600,000	1,677,472
Berkeley Cnty., SC Sch. Dist. COP, Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	AAA	2,270,000	2,444,518
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014	AA+	2,200,000	2,379,916
5.375%, 04/01/2015	AA+	2,000,000	2,156,600
5.375%, 04/01/2016	AA+	4,500,000	4,830,300
5.375%, 04/01/2017	AA+	5,000,000	5,330,700
5.375%, 04/01/2018	AA+	3,705,000	3,918,482
5.375%, 04/01/2019	AA+	5,500,000	5,776,100
5.50%, 01/15/2014, (Insd. by FSA)	AAA	1,570,000	1,728,429
5.50%, 01/15/2016, (Insd. by FSA)	AAA	1,100,000	1,200,749
5.50%, 01/15/2018, (Insd. by FSA)	AAA	9,715,000	10,478,016
Citadel Military College, SC RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	AAA	1,245,000	1,296,369
Clemson Univ., SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	AAA	540,000	611,102
6.00%, 05/01/2013, (Insd. by AMBAC)	AAA	2,785,000	3,151,701
Dorchester Cnty., SC Sch. Dist. No. 2 GO:
5.125%, 02/01/2012, (Insd. by FGIC)	AAA	1,065,000	1,102,286
5.20%, 02/01/2017, (Insd. by FGIC)	AAA	2,250,000	2,323,710
5.20%, 02/01/2018, (Insd. by FGIC)	AAA	3,000,000	3,098,280
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj., 5.50%, 03/01/2007	AA	990,000	1,048,291
Florida Ed. Loan RB, Ser. A, 6.00%, 12/01/2018	A	5,000,000	5,000,000
Fulton Cnty., GA Dev. Auth. RB, 5.50%, 10/01/2017, (Insd. by AMBAC)	AAA	2,895,000	3,124,892
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	AA+	2,000,000	2,221,980
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	AA+	1,000,000	1,101,240
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016, (Insd. by FGIC)	AAA	1,025,000	1,114,021
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	AAA	$ 1,000,000	$ 1,077,020
5.10%, 09/01/2011, (Insd. by MBIA)	AAA	1,155,000	1,245,402
5.10%, 09/01/2012, (Insd. by MBIA)	AAA	1,090,000	1,167,652
5.10%, 09/01/2013, (Insd. by MBIA)	AAA	275,000	292,597
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017	AA+	1,665,000	1,766,082
5.75%, 03/01/2014, (Insd. by FSA)	AAA	500,000	557,600
Platte Cnty., MO Sch. Dist. GO, Refunding & Impt., 5.375%, 03/01/2017	AA+	2,000,000	2,131,780
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	AA	1,190,000	1,315,307
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	AA+	975,000	1,011,777
5.75%, 03/01/2015, (Insd. by FSA)	AAA	2,200,000	2,438,524
5.75%, 03/01/2016	AA+	1,000,000	1,108,420
South Carolina Edl. Assistance Auth. RB, Gtd. Student Loans, Ser. C, 5.875%, 09/01/2007	A	250,000	263,515
Spartanburg Cnty., SC GO, 5.375%, 04/01/2019	AA	1,000,000	1,060,300
Univ. South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	AAA	1,300,000	1,397,240
5.50%, 05/01/2020, (Insd. by AMBAC)	AAA	1,425,000	1,515,772
Univ. South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	AAA	1,015,000	1,105,619
5.70%, 06/01/2020, (Insd. by MBIA)	AAA	3,465,000	3,733,642
Ser. A, 5.50%, 06/01/2014	Aa3	575,000	628,693
Ser. A, 5.50%, 06/01/2015	Aa3	605,000	658,567
York Cnty., SC Sch. Dist. No. 3 GO, Ser. A, 5.125%, 03/01/2018	AA+	1,000,000	1,043,120
93,543,104
ELECTRIC REVENUE 9.2%
Piedmont, SC Muni. Pwr. Agcy. RRB:
6.25%, 01/01/2009	AAA	1,150,000	1,335,518
6.75%, 01/01/2019	AAA	500,000	604,955
South Carolina Pub. Svcs. Auth. RB:
Ser. A, 5.75%, 01/01/2014, (Insd. by MBIA)	AAA	2,500,000	2,782,175
Ser. A, 5.75%, 01/01/2015, (Insd. by MBIA)	AAA	2,000,000	2,220,000
Ser. B, 5.875%, 01/01/2013, (Insd. by FGIC)	AAA	3,745,000	4,127,215
South Carolina Pub. Svcs. Auth. RRB:
Ser. A, 5.00%, 01/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,049,350
Ser. A, 5.50%, 01/01/2014, (Insd. by FSA)	AAA	4,095,000	4,522,395
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	AAA	1,615,000	1,743,473
Ser. A, 5.50%, 01/01/2019, (Insd. by FSA)	AAA	4,185,000	4,490,380
Ser. B, 5.00%, 01/01/2018, (Insd. by MBIA)	AAA	3,045,000	3,112,812
Ser. B, 5.70%, 01/01/2008, (Insd. by FGIC)	AAA	1,000,000	1,098,090
Ser. B, 6.50%, 01/01/2006, (Insd. by FGIC)	AAA	1,250,000	1,383,012
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25% 07/01/2009	NR	$ 1,250,000	$ 1,316,525
York Cnty., SC PCRB, 0.90%, 09/15/2024 SAVRS	A	8,800,000	8,800,000
38,585,900
ESCROW 0.1%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	BBB	400,000	483,800
GENERAL OBLIGATION- LOCAL 7.2%
Anderson Cnty., SC Sch. Dist. No. 2 GO:
Ser. B, 6.00%, 03/01/2014	AA+	1,200,000	1,356,588
Ser. B, 6.00%, 03/01/2016	AA+	1,325,000	1,495,461
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	AAA	1,300,000	1,366,755
5.00%, 02/01/2014, (Insd. by FGIC)	AAA	1,000,000	1,049,690
5.25%, 02/01/2017, (Insd. by FGIC)	AAA	1,160,000	1,221,747
5.25%, 02/01/2018, (Insd. by FGIC)	AAA	1,000,000	1,045,350
Charleston Cnty., SC GO, 5.50%, 06/01/2014	AA+	1,250,000	1,372,800
Dallas, TX GO, 5.25%, 02/15/2019	AAA	3,465,000	3,587,696
Georgetown Cnty., SC Sch. Dist. GO, 5.25%, 03/01/2019	AA+	3,085,000	3,228,699
Greenville Cnty., SC GO:
5.35%, 04/01/2019	AAA	980,000	1,045,317
5.40%, 04/01/2021	AAA	1,120,000	1,182,742
5.50%, 04/01/2025	AAA	2,700,000	2,847,501
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	AAA	400,000	447,528
Horry Cnty., SC GO, 5.125%, 03/01/2017	AAA	1,160,000	1,207,699
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	AAA	3,000,000	3,252,750
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2017	AA+	2,160,000	2,391,725
Spartanburg Cnty., SC GO, 5.375%, 04/01/2020	AA	1,005,000	1,056,396
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	AA+	1,000,000	1,101,800
30,258,244
GENERAL OBLIGATION-STATE 0.4%
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	AAA	1,000,000	1,141,140
South Carolina GO, Med. Univ. SC, 6.00%, 03/01/2004	AAA	375,000	384,124
1,525,264
HOSPITAL 12.2%
Florence Cnty., SC Hosp. RRB, McLeod Regl. Med. Ctr. Proj., 5.25%, 11/01/2009, (Insd. by FGIC)	AAA	1,000,000	1,023,040
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Greenville, SC Hosp. Sys. Hosp. Facs. RRB:
Ser. A, 5.00%, 05/01/2004	AA	$ 2,840,000	$ 2,909,523
Ser. A, 5.25%, 05/01/2017	AA	2,000,000	2,023,780
Ser. A, 5.25%, 05/01/2018, (Insd. by AMBAC)	AAA	1,630,000	1,697,645
Ser. A, 5.25%, 05/01/2019, (Insd. by AMBAC)	AAA	1,010,000	1,045,562
Ser. A, 5.25%, 05/01/2021, (Insd. by AMBAC)	AAA	3,620,000	3,696,817
Ser. A, 5.75%, 05/01/2014	AA	1,000,000	1,044,700
Ser. B, 5.60%, 05/01/2010	AA	1,115,000	1,178,611
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	A+	2,260,000	2,259,887
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
4.75%, 04/01/2007	A2	585,000	625,125
6.00%, 04/01/2014	A2	500,000	544,570
6.00%, 04/01/2015	A2	1,000,000	1,086,760
Laurens Cnty., SC Hlth. Care Sys. GO, 5.70%, 01/01/2008, (Insd. by MBIA)	AAA	1,030,000	1,054,926
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 6.00%, 11/01/2018	A	6,650,000	7,068,285
Loris, SC Community Hosp. RB:
Ser. A, 5.50%, 01/01/2016	BBB	1,000,000	966,900
Ser. B, 5.625%, 01/01/2020	BBB	1,000,000	964,220
Medical Univ., SC Hosp. Auth. RRB:
Ser. A, 6.25%, 08/15/2022	BBB+	6,500,000	6,690,060
Ser. A, 6.375%, 08/15/2027	BBB+	1,500,000	1,538,505
Richland Cnty., SC Hosp. Facs. RB, 7.10%, 07/01/2005, (Insd. by FSA)	AAA	1,305,000	1,401,087
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	AAA	1,500,000	1,549,425
5.50%, 02/01/2011, (Insd. by FSA)	AAA	265,000	289,057
5.625%, 02/01/2010, (Insd. by FSA)	AAA	1,050,000	1,154,170
Georgetown Mem. Hosp., 6.00%, 11/01/2014	Aaa	1,600,000	1,798,336
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2015	AAA	200,000	215,788
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	AAA	2,595,000	2,746,548
5.50%, 04/15/2015, (Insd. by AMBAC)	AAA	4,035,000	4,321,603
5.50%, 04/15/2017, (Insd. by FSA)	AAA	500,000	532,085
51,427,015
HOUSING 2.1%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	Aaa	95,000	95,102
South Carolina Hsg. Auth. RB, Homeownership Mtge. Purchase, Ser. A, 6.15%, 07/01/2008	AA	1,920,000	1,993,017
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Ser. A, 6.80%, 11/15/2011, (Insd. by FHA & FNMA)	Aaa	75,000	75,850
Runaway Bay Apts. Proj., 6.125%, 12/01/2015	AA-	300,000	312,519
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A, 5.95%, 07/01/2029, (Insd. by FHA)	AAA	$ 420,000	$ 430,172
Ser. A, 6.35%, 07/01/2025, (Insd. by FHA)	Aa2	395,000	400,040
Ser. A, 6.55%, 07/01/2015	Aa2	65,000	66,114
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	Aaa	2,805,000	2,918,097
Heritage Ct. Apts.:
Ser. A, 5.85%, 07/01/2010	Aa2	635,000	640,728
Ser. A, 6.15%, 07/01/2025, (Insd. by FHA)	Aa2	595,000	597,505
South Carolina Hsg. Fin. & Dev. Auth. SFHRB, 5.50%, 07/01/2025	Aaa	1,000,000	1,015,100
Spartanburg, SC Leased Hsg. Corp. Mtge. RRB, 7.50%, 10/01/2011	A1	420,000	433,146
8,977,390
INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	BBB	3,000,000	3,137,100
Berkeley Cnty., SC PCRB:
4.875%, 10/01/2014	BBB+	2,000,000	2,011,840
6.50%, 10/01/2014	BBB+	750,000	775,283
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%,
02/01/2008	BBB	3,000,000	3,069,270
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	A-	750,000	762,855
Oconee Cnty., SC PCRB, 5.80%, 04/01/2014	A-	2,500,000	2,557,950
South Carolina Jobs EDA-IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keybank)	A	220,000	222,682
5.70%, 07/01/2009, (LOC: Keybank)	A	200,000	202,248
5.80%, 07/01/2010, (LOC: Keybank)	A	190,000	192,059
5.90%, 07/01/2011, (LOC: Keybank)	A	230,000	232,208
6.25%, 07/01/2017, (LOC: Keybank)	A	400,000	402,816
13,566,311
LEASE 4.9%
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner Tomorrow:
5.875%, 12/01/2015	AA-	1,000,000	1,105,690
5.875%, 12/01/2016	AA-	9,000,000	9,908,190
5.875%, 12/01/2017	AA-	2,000,000	2,182,860
5.875%, 12/01/2018	AA-	1,000,000	1,082,820
6.00%, 12/01/2020	AA-	5,000,000	5,444,650
6.00%, 12/01/2021	AA-	1,000,000	1,085,810
20,810,020
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 1.9%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.05%, 10/01/2032	A	$ 5,000,000	$ 5,000,000
Piedmont, SC Muni. Pwr. Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	AAA	695,000	778,991
5.60%, 01/01/2009, (Insd. by MBIA)	AAA	1,695,000	1,914,418
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	AAA	290,000	349,241
8,042,650
PUBLIC FACILITIES 3.7%
Charleston Cnty., SC COP, Refunding Charleston Pub. Facs. Corp.:
5.50%, 12/01/2015, (Insd. by MBIA)	AAA	5,500,000	5,850,790
6.00%, 12/01/2009, (Insd. by MBIA)	AAA	3,495,000	4,046,686
Hilton Head Islands, SC Pub. Facs. Corp. COP, 5.40%, 03/01/2009,
(Insd. by AMBAC)	AAA	1,000,000	1,072,590
Puerto Rico Pub. Bldgs Auth. RB, Ser. B, 5.25%, 07/01/2021,
(Insd. by FSA)	AAA	2,000,000	2,077,640
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2019, (Insd. by FSA)	AA	2,225,000	2,338,297
15,386,003
RESOURCE RECOVERY 1.2%
Charleston Cnty., SC Resource Recovery RB:
5.15%, 01/01/2009, (Insd. by AMBAC)	AAA	3,000,000	3,231,450
5.25%, 01/01/2010, (Insd. by AMBAC)	AAA	1,500,000	1,608,330
4,839,780
SPECIAL TAX 0.6%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018,
(Insd. by MBIA) #	AAA	1,000,000	1,081,190
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	BBB-	1,500,000	1,516,575
2,597,765
STUDENT LOAN 0.5%
South Carolina Edl. Assistance Auth. RB:
Gtd. Student Loan Sr. Lien, Ser. A-3, 5.80%, 09/01/2004	AAA	1,000,000	1,041,890
Gtd. Student Loan Sub. Lien, Ser. B, 5.70%, 09/01/2005	A	1,000,000	1,062,640
2,104,530
TRANSPORTATION 7.0%
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013,
(Insd. by AMBAC)	AAA	2,000,000	2,146,060
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB:
Ser. A, 5.00%, 07/01/2026, (Insd. by FGIC)	AAA	8,000,000	8,655,600
Ser. G, 5.25%, 07/01/2020, (Insd. by FGIC)	AAA	2,000,000	2,105,060
Ser. G, 5.25%, 07/01/2021, (Insd. by FGIC)	AAA	4,000,000	4,184,280
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
South Carolina Trans. Infrastructure Bank RB:
5.50%, 10/01/2019, (Insd. by AMBAC)	Aaa	$ 3,440,000	$ 3,691,601
Ser. A, 5.00%, 10/01/2007, (Insd. by MBIA)	AAA	1,040,000	1,144,697
Ser. A, 5.00%, 10/01/2012, (Insd. by MBIA)	AAA	1,000,000	1,063,000
Ser. A, 5.375%, 10/01/2018, (Insd. by MBIA)	AAA	5,000,000	5,294,900
Ser. A, 5.50%, 10/01/2013	AAA	1,000,000	1,100,790
29,385,988
UTILITY 3.4%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022,
(Insd. by MBIA)	AAA	1,000,000	1,045,090
Greenwood, SC Combined Pub. Util. RRB:
5.35%, 12/01/2005, (Insd. by AMBAC)	AAA	1,400,000	1,443,512
5.50%, 12/01/2008, (Insd. by AMBAC)	AAA	1,000,000	1,031,470
5.70%, 12/01/2010, (Insd. by AMBAC)	AAA	1,320,000	1,362,200
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	AAA	1,125,000	1,180,744
Hilton Head, SC Pub. Service Dist. No. 1 RB, 5.50%, 08/01/2015, (Insd. by MBIA)	AAA	2,000,000	2,163,060
Hilton Head, SC Pub. Service Dist. No. 1 RRB, 5.50%, 08/01/2020	AAA	4,000,000	4,226,400
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007,
(Insd. by FSA)	AAA	1,745,000	1,897,880
14,350,356
WATER & SEWER 15.3%
Anderson Cnty., SC Joint Muni. Wtr. Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	AAA	1,610,000	1,763,690
5.50%, 07/15/2016, (Insd. by FSA)	AAA	1,695,000	1,846,313
Charleston, SC Wtrwrks. & Swr. RRB:
5.00%, 01/01/2009	AA-	1,500,000	1,642,275
5.125%, 01/01/2010	AA-	3,700,000	4,049,983
5.25%, 01/01/2018	AA-	2,000,000	2,103,220
Columbia, SC Wtrwrks. & Swr. Sys. RB:
6.00%, 02/01/2014	AA	2,000,000	2,299,800
6.00%, 02/01/2015	AA	1,960,000	2,253,804
Columbia, SC Wtrwrks. & Swr. Sys. RRB:
5.50%, 02/01/2009	AA	500,000	559,855
5.70%, 02/01/2010	AA	3,970,000	4,474,428
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014,
(Insd. by AMBAC)	AAA	695,000	846,531
Florence, SC Wtr. & Swr. RRB, 5.20%, 03/01/2007,
(Insd. by AMBAC)	AAA	1,600,000	1,636,912
Georgetown Cnty., SC Wtr. & Swr. Dist. RRB, Impt. Jr. Lien, 6.50%, 06/01/2017	NR	200,000	221,312
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Grand Strand, SC Wtr. & Swr. Auth. RRB:
5.375%, 06/01/2017, (Insd. by FSA)	AAA	$ 4,115,000	$ 4,406,712
5.375%, 06/01/2018, (Insd. by FSA)	AAA	4,335,000	4,609,926
6.375%, 06/01/2012, (Insd. by MBIA)	AAA	4,555,000	5,319,739
Greenville, SC Swr. Sys. RB, 5.50%, 04/01/2019,
(Insd. by MBIA)	AAA	1,080,000	1,153,807
Greenville, SC Wtrwrks. RB:
5.25%, 02/01/2016	AAA	1,735,000	1,851,627
5.25%, 02/01/2017	AAA	2,170,000	2,300,135
5.50%, 02/01/2022	AAA	2,000,000	2,094,740
Lexington, SC Wtr. & Swr. RB:
5.50%, 04/01/2029	AAA	2,000,000	2,202,440
Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	Aaa	500,000	546,185
North Charleston, SC Swr. Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA) ##	AAA	2,785,000	3,051,859
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	AAA	3,750,000	4,428,825
Western Carolina Regl. Swr. Auth. SC RRB:
5.375%, 03/01/2017	AAA	3,130,000	3,355,704
5.375%, 03/01/2018, (Insd. by FSA)	AAA	2,940,000	3,134,217
5.50%, 03/01/2010, (Insd. by FGIC)	AAA	1,975,000	2,021,037
64,175,076
Total Municipal Obligations			406,306,892

		Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund (o)		4,163,973	4,163,973
Total Investments (cost $392,997,039) 97.7%			410,470,865
Other Assets and Liabilities 2.3%			9,861,123
Net Assets 100.0%			$ 420,331,988

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Association
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investment invested by geographic location as of August 31, 2003 (unaudited):

South Carolina	79.6%
Puerto Rico	3.1%
Georgia	2.2%
District of Columbia	1.0%
Texas	0.9%
Florida	0.8%
Pennsylvania	0.7%
U.S. Virgin Islands	0.7%
Virginia	0.6%
Missouri	0.5%
Maryland	0.2%
Non-state specific	9.7%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 392,997,039
Net unrealized gains on securities	17,473,826

Market value of securities	410,470,865
Receivable for securities sold	6,943,938
Receivable for Fund shares sold	162,009
Interest receivable	5,567,705
Prepaid expenses and other assets	16,127

Total assets	423,160,644

Liabilities
Dividends payable	1,230,222
Payable for securities purchased	1,079,319
Payable for Fund shares redeemed	467,186
Advisory fee payable	19,316
Distribution Plan expenses payable	4,544
Due to other related parties	4,599
Accrued expenses and other liabilities	23,470

Total liabilities	2,828,656

Net assets	$ 420,331,988

Net assets represented by
Paid-in capital	$ 403,208,619
Overdistributed net investment income	(155,012)
Accumulated net realized losses on securities	(195,445)
Net unrealized gains on securities	17,473,826

Total net assets	$ 420,331,988

Net assets consists of
Class A	$ 71,652,615
Class B	13,076,707
Class C	7,028,292
Class I	328,574,374

Total net assets	$ 420,331,988

Shares outstanding
Class A	7,020,844
Class B	1,281,331
Class C	688,666
Class I	32,195,671

Net asset value per share
Class A	$ 10.21
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.72
Class B	$ 10.21
Class C	$ 10.21
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.31
Class I	$ 10.21

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 19,937,537

Expenses
Advisory fee	1,814,172
Distribution Plan expenses
Class A	180,023
Class B	114,132
Class C	51,905
Administrative services fee	431,946
Transfer agent fees	92,430
Trustees' fees and expenses	7,318
Printing and postage expenses	30,596
Custodian fees	115,812
Registration and filing fees	72,194
Professional fees	22,860
Other	21,800

Total expenses	2,955,188
Less: Expense reductions	(2,430)
Expense reimbursements	(992)

Net expenses	2,951,766

Net investment income	16,985,771

Net realized and unrealized gains or losses on securities
Net realized gains on securities	476,131
Net change in unrealized gains or losses on securities	(6,707,504)

Net realized and unrealized gains or losses on securities	(6,231,373)

Net increase in net assets resulting from operations	$ 10,754,398

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002(a)

Operations
Net investment income		$ 16,985,771		$ 5,999,385
Net realized gains on securities		476,131		881,907
Net change in unrealized gains or losses on securities		(6,707,504)		7,643,231

Net increase in net assets resulting from operations		10,754,398		14,524,523

Distributions to shareholders from
Net investment income
Class A		(2,476,590)		(730,104)
Class B		(342,665)		(207,815)
Class C		(154,494)		(992)
Class I		(14,057,157)		(5,177,465)
Net realized gains
Class A		(52,652)		0
Class B		(7,977)		0
Class C		(2,089)		0
Class I		(289,293)		0

Total distributions to shareholders		(17,382,917)		(6,116,376)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,527,367	26,131,247	660,017	6,725,065
Class B	671,973	6,994,728	436,462	4,432,331
Class C	739,497	7,701,061	19,650	200,589
Class I	5,104,250	53,118,417	1,442,482	14,740,530

		93,945,453		26,098,515

Net asset value of shares issued in reinvestment of distributions
Class A	141,902	1,472,456	43,737	448,468
Class B	22,469	233,193	13,404	136,214
Class C	7,797	80,891	66	679
Class I	47,655	491,950	38,060	387,848

		2,278,490		973,209

Automatic conversion of Class B shares to Class A shares
Class A	23,693	247,232	89,921	906,930
Class B	(23,693)	(247,232)	(89,921)	(906,930)

		0		0

Payment for shares redeemed
Class A	(1,426,948)	(14,817,819)	(315,707)	(3,225,338)
Class B	(177,468)	(1,834,882)	(51,973)	(527,024)
Class C	(78,344)	(811,221)	0	0
Class I	(6,246,437)	(64,696,888)	(1,337,337)	(13,643,874)

		(82,160,810)		(17,396,236)

Net asset value of shares issued in acquisition
Class A	0	0	4,921,801	49,864,746
Class I	0	0	28,239,241	286,099,441

		0		335,964,187

(a) For Class C shares, for the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended August 31,
	2003	2002

Capital share transactions continued
Net increase in net assets resulting from capital share transactions	$ 14,063,133	$ 345,639,675

Total increase in net assets	7,434,614	354,047,822
Net assets
Beginning of period	412,897,374	58,849,552

End of period	$ 420,331,988	$ 412,897,374

Overdistributed net investment income	$ (155,012)	$ (127,557)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends paid through share redemptions.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $992. Total amounts subject to recoupment as of August 31, 2003 were $992.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia South Carolina Municpal Fund in a tax-free exchange for Class A and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $12,331,028. The aggregate net assets of the Fund and Wachovia South Carolina Municipal Fund immediately prior to the acquisition were $63,364,162 and $335,964,187, respectively. The aggregate net assets of the Fund immediately after the acquisition were $399,328,349.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $195,653,589 and $172,700,134, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $393,192,484. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,986,593 and $708,212, respectively, with a net unrealized appreciation of $17,278,381.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis consisted of overdistributed exempt-interest income in the amount of $155,012 and unrealized appreciation in the amount of $17,278,381.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,
	2003	2002

Ordinary Income	$ 37,411	$ 19,929
Exempt-Interest Income	16,993,495	6,096,447
Long-term Capital Gain	398,519	0

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen South Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen South Carolina Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated capital gain distributions of $398,519 for the fiscal year ended August 31, 2003.

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.79%.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567753   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Virginia Municipal Bond Fund

Evergreen Virginia Municipal Bond Fund: Annual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Virginia Municipal Bond Fund, which covers the 12-month period ended August 31, 2003.

A challenging environment

Over the past year, municipal bond investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance. Despite these challenges, and the increase in supply, the Lehman Municipal Bond Index climbed by more than 3% in the twelve months ending in August.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an

1

LETTER TO SHAREHOLDERS continued

accommodative stance, driving rates to 45-year lows. As the period progressed, economic data began to surprise on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Average annual return *

1 year with sales charge	-2.52%	-3.34%	-0.45%	N/A

1 year w/o sales charge	2.32%	1.58%	1.58%	2.59%

5 year	3.48%	3.37%	4.05%	4.75%

10 year	4.61%	4.36%	4.90%	5.36%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.32% for the twelve-month period ended August 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers Municipal Bond Index, returned 3.14%.

The investment environment can be characterized as generally volatile. While rates for most of 2002 remained relatively high, they started to move lower (prices higher) in the beginning of the year until mid June where interest rates hit historic lows. Then, bonds traded off rapidly in one of the quickest sell offs we have seen in years as the economy started to show some positive movement and stocks improved. Liquidity was an issue at times. When the market was active, most participants were trying to do the same thing at the same time, adding to the volatility.

The fund's investment strategy continues to focus on yield, income, and stability of NAV. We have been buying higher coupon bonds in the 20 year maturity range which offer good yield while providing more price protection than current coupons (par bonds), when rates rise. We have also been concentrating more on higher quality bonds lately like general obligation and water/sewer revenue bonds, since the credit spreads on lower rated bonds are tight and will probably be the first to widen out as rates rise.

Throughout the period and as a part of the overall strategy of the fund, we focus on the intermediate part of the yield curve (10 to 20 years). This part of the curve has performed very well during market rallies and was fully priced. When the market turned, this part of the yield curve was hit hard and did not perform as expected on the down side. We have avoided some industries such as airlines that have been very volatile. This fund has a small percentage of tobacco bonds that have also been very volatile and have under performed the market. In Virginia, the supply of bonds has been limited in both the primary and secondary markets. Finding the preferred structure of bonds for the fund has been more challenging than in the past.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS A	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.48	$10.36	$9.95	$9.93	$10.46
Income from investment operations
Net investment income	0.41	0.45	0.46	0.47	0.49
Net realized and unrealized gains or losses on securities	-0.17	0.12	0.41	0.05	-0.45
Total from investment operations	0.24	0.57	0.87	0.52	0.04
Distributions to shareholders from
Net investment income	-0.41	-0.45	-0.46	-0.48	-0.49
Net realized gains	0	0	0	-0.02	-0.08
Total distributions to shareholders	-0.41	-0.45	-0.46	-0.50	-0.57
Net asset value, end of period	$10.31	$10.48	$10.36	$9.95	$9.93
Total return[1]	2.32%	5.67%	9.00%	5.42%	0.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$76,374	$77,477	$55,863	$45,759	$50,341
Ratios to average net assets
Expenses[2]	0.89%	0.88%	0.85%	0.74%	0.51%
Net investment income	3.92%	4.33%	4.59%	4.87%	4.70%
Portfolio turnover rate	26%	19%	20%	52%	31%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS B	2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.48	$10.36	$9.95	$9.93	$10.46
Income from investment operations
Net investment income	0.34	0.37	0.39	0.40	0.41
Net realized and unrealized gains or losses on securities	-0.17	0.12	0.41	0.04	-0.45
Total from investment operations	0.17	0.49	0.80	0.44	-0.04
Distributions to shareholders from
Net investment income	-0.34	-0.37	-0.39	-0.40	-0.41
Net realized gains	0	0	0	-0.02	-0.08
Total distributions to shareholders	-0.34	-0.37	-0.39	-0.42	-0.49
Net asset value, end of period	$10.31	$10.48	$10.36	$9.95	$9.93
Total return[1]	1.58%	4.88%	8.19%	4.63%	-0.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$26,841	$22,293	$17,938	$15,119	$15,403
Ratios to average net assets
Expenses[2]	1.62%	1.63%	1.60%	1.49%	1.26%
Net investment income	3.18%	3.58%	3.83%	4.11%	3.93%
Portfolio turnover rate	26%	19%	20%	52%	31%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS C	2003	2002[1]
Net asset value, beginning of period	$10.48	$10.13
Income from investment operations
Net investment income	0.34	0.16
Net realized and unrealized gains or losses on securities	-0.17	0.35
Total from investment operations	0.17	0.51
Distributions to shareholders from
Net investment income	-0.34	-0.16
Net asset value, end of period	$10.31	$10.48
Total return[2]	1.58%	5.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,079	$828
Ratios to average net assets
Expenses[3]	1.62%	1.63%[4]
Net investment income	3.14%	3.10%[4]
Portfolio turnover rate	26%	19%

[1]   For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
CLASS I1	2003	2002	2001	2000	1999[2]
Net asset value, beginning of period	$10.48	$10.36	$9.95	$9.93	$10.46
Income from investment operations
Net investment income	0.44	0.48	0.49	0.50	0.51
Net realized and unrealized gains or losses on securities	-0.17	0.12	0.41	0.04	-0.45
Total from investment operations	0.27	0.60	0.90	0.54	0.06
Distributions to shareholders from
Net investment income	-0.44	-0.48	-0.49	-0.50	-0.51
Net realized gains	0	0	0	-0.02	-0.08
Total distributions to shareholders	-0.44	-0.48	-0.49	-0.52	-0.59
Net asset value, end of period	$10.31	$10.48	$10.36	$9.95	$9.93
Total return	2.59%	5.93%	9.28%	5.68%	0.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$209,094	$220,921	$100,114	$108,222	$115,720
Ratios to average net assets
Expenses[3]	0.62%	0.62%	0.61%	0.49%	0.26%
Net investment income	4.19%	4.56%	4.84%	5.12%	4.95%
Portfolio turnover rate	26%	19%	20%	52%	31%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
AIRPORT 3.2%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.13%, 12/01/2013	BBB	$ 250,000	$ 256,310
Metro Washington, DC Arpt. Auth. RB:
Ser. A, 5.50%, 10/01/2012	AAA	750,000	808,313
Ser. A, 5.75%, 10/01/2017	AAA	1,860,000	1,976,157
Ser. A, 5.75%, 10/01/2018	AAA	6,680,000	7,082,069
10,122,849
COMMUNITY DEVELOPMENT DISTRICT 1.0%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. RB, Wallens Ridge Dev. Proj., 5.50%, 09/01/2015	AA+	1,700,000	1,871,615
Frederick Cnty., MD Spl. Obl. RB:
Urbana CDA, 6.63%, 07/01/2025	NR	500,000	508,510
Urbana CDD, 6.25%, 07/01/2010	NR	894,000	897,800
3,277,925
CONTINUING CARE RETIREMENT COMMUNITY 0.9%
Albemarle Cnty., VA IDA Residential Care Facs. RB, Our Lady of Peace, Inc.:
6.45%, 07/01/2015	NR	100,000	95,688
6.63%, 07/01/2021	NR	145,000	140,464
Chesterfield Cnty., VA Hlth. Ctr. Community Mtge. RB, Lucy Nursing Home Proj., 5.88%, 12/01/2021, (Insd. by GNMA)	AAA	500,000	513,915
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	960,000	927,648
Virginia Beach, VA Dev. Auth. Hlth. Care Facs. RB, Sentara Hlth. Sys., 5.25%, 11/01/2015	AA	1,250,000	1,286,375
2,964,090
EDUCATION 15.7%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	A3	1,750,000	1,776,215
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	AA-	2,000,000	2,152,480
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	AA+	500,000	546,080
5.00%, 08/01/2015	AA+	1,530,000	1,604,266
5.25%, 02/01/2016	AA+	875,000	933,818
5.25%, 02/01/2017	AA+	3,920,000	4,155,082
Pub. Higher Ed. Fin. Program:
Ser. A, 5.13%, 09/01/2016	AA+	2,500,000	2,619,150
Ser. A, 5.75%, 09/01/2019	AA+	220,000	240,834
Virginia Polytechnic Institute & State Univ. RB, Univ. Svcs. Sys.:
Ser. A, 5.50%, 06/01/2016	AA	3,535,000	3,835,581
Ser. C, 5.50%, 06/01/2016	AA	1,500,000	1,627,545
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia Pub. Sch. Auth. RB:
Ser. A, 5.00%, 08/01/2013	AA+	$ 1,250,000	$ 1,341,837
Ser. A, 5.13%, 08/01/2011	AA+	1,370,000	1,499,109
Ser. A, 5.50%, 08/01/2015	AA+	1,500,000	1,638,630
Ser. A, 5.50%, 08/01/2016	AA	500,000	544,980
Ser. A, 6.13%, 08/01/2012	AA	4,000,000	4,266,000
Ser. A, 6.20%, 08/01/2014	AA	200,000	213,438
Ser. B, 5.13%, 08/01/2014	AA	6,345,000	6,757,298
Ser. B, 5.25%, 01/01/2010	AA	2,550,000	2,632,977
Ser. B, 5.50%, 08/01/2011	AA+	1,405,000	1,557,906
Ser. B, 5.75%, 01/01/2008	AA	300,000	305,556
Ser. C, 6.25%, 01/01/2004	AA	1,000,000	1,011,700
Ser. I, 5.00%, 08/01/2012	AA+	2,000,000	2,128,700
Ser. I, 5.10%, 08/01/2013	AA+	4,650,000	4,957,040
Spl. Obl. York Cnty., 5.90%, 07/15/2013	AA	850,000	903,066
Virginia Pub. Sch. Auth. RRB, Sch. Fin.:
Ser. I, 5.13%, 08/01/2016	AA+	300,000	316,101
Ser. I, 5.13%, 08/01/2017	AA+	250,000	261,277
49,826,666
ESCROW 0.2%
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	AA+	715,000	751,715
GENERAL OBLIGATION - LOCAL 23.0%
Alexandria, VA GO, 5.00%, 01/01/2013	AAA	1,900,000	2,060,626
Arlington Cnty., VA GO:
5.25%, 06/01/2014	AAA	1,000,000	1,079,260
5.25%, 02/01/2017	AAA	2,065,000	2,202,322
5.90%, 08/01/2010	AAA	1,000,000	1,064,540
6.00%, 06/01/2004	AAA	850,000	882,113
Bristol, VA GO, 5.50%, 11/01/2018, (Insd. by FSA)	AAA	1,595,000	1,755,904
Chesapeake, VA GO:
5.38%, 05/01/2010	AA	3,000,000	3,294,540
Refunding Pub. Impt., 5.50%, 12/01/2009	AA	600,000	682,560
Chesapeake, VA Wtr. & Swr. GO:
Ser. B, 5.00%, 06/01/2021	AA	1,880,000	1,914,742
Ser. B, 5.00%, 06/01/2022	AA	1,965,000	1,992,117
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	AAA	1,700,000	1,896,469
5.75%, 01/15/2017	AAA	1,000,000	1,110,710
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	AAA	1,640,000	1,897,628
Fairfax Cnty., VA GO:
Ser. A, 4.50%, 06/01/2010	AAA	650,000	686,270
Ser. A, 5.00%, 06/01/2012	AAA	1,000,000	1,063,320
Ser. A, 5.13%, 06/01/2014	AAA	1,170,000	1,249,232
Ser. A, 5.25%, 06/01/2018	AAA	2,110,000	2,225,438
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Hampton, VA GO:
5.13%, 01/15/2015	AA	$ 1,685,000	$ 1,821,586
5.75%, 02/01/2013	AA	1,360,000	1,519,229
5.75%, 02/01/2016	AA	1,960,000	2,177,305
6.00%, 01/15/2008	AA	500,000	542,105
James City Cnty., VA GO, 5.20%, 12/15/2010, (Insd. by FGIC)	AAA	1,000,000	1,104,950
King George Cnty., VA IDA Lease GO, Sch. Proj., 6.40%, 08/01/2016	NR	700,000	724,066
Loudoun Cnty., VA GO:
5.50%, 10/01/2007	AA+	635,000	650,234
Ser. C, 5.20%, 12/01/2013	AA+	1,715,000	1,848,890
Ser. C, 5.25%, 12/01/2014	AA+	1,000,000	1,080,290
Refunding Pub. Impt.:
Ser. A, 5.25%, 05/01/2013	AA+	2,000,000	2,181,100
Ser. A, 5.25%, 05/01/2018	AA+	1,785,000	1,886,709
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	AAA	750,000	811,823
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	AA-	1,000,000	1,060,790
Newport News, VA GO:
5.75%, 01/15/2017	AA	1,940,000	2,142,517
Ser. A, 5.63%, 05/01/2015	AA	500,000	551,085
Norfolk, VA GO:
5.00%, 07/01/2010, (Insd. by FGIC)	AAA	1,000,000	1,077,890
5.25%, 06/01/2011	AA	3,000,000	3,263,880
5.70%, 06/01/2008, (Insd. by MBIA)	AAA	2,000,000	2,170,760
Capital Impt., 5.38%, 06/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,081,980
Portsmouth, VA GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	AAA	1,500,000	1,613,280
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	AAA	2,000,000	2,194,120
5.50%, 01/15/2017, (Insd. by FSA)	AAA	500,000	542,205
Roanoke, VA GO:
6.00%, 10/01/2013	AA	1,730,000	1,979,276
6.00%, 10/01/2014	AA	1,835,000	2,086,909
6.00%, 10/01/2015	AA	1,950,000	2,216,448
6.00%, 10/01/2016	AA	2,070,000	2,348,125
Stafford Cnty., VA GO, 5.50%, 01/01/2017	A+	1,100,000	1,189,210
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	AAA	250,000	280,652
5.90%, 06/01/2013, (Insd. by AMBAC)	AAA	750,000	845,970
Virginia Beach, VA GO:
5.40%, 07/15/2009	AA+	1,575,000	1,773,450
6.00%, 09/01/2009	AA+	1,000,000	1,069,210
72,893,835
GENERAL OBLIGATION - STATE 0.4%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	AAA	1,200,000	1,419,360
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.1%
Albemarle Cnty., VA IDA RB, Martha Jefferson Hosp., 5.75%, 10/01/2008	A2	$ 1,000,000	$ 1,022,160
Arlington Cnty., VA IDA Hosp. Facs. RB:
Arlington Hosp., 5.30%, 09/01/2015	A1	455,000	464,209
VA Hosp. Ctr. Arlington Hlth. Sys.:
5.50%, 07/01/2011	A2	1,410,000	1,525,394
5.50%, 07/01/2017	A2	1,425,000	1,485,962
5.50%, 07/01/2018	A2	1,000,000	1,025,900
Danville, VA IDA Hosp. RB, Danville Regl. Med. Ctr., 6.20%, 10/01/2009, (Insd. by FGIC)	AAA	2,545,000	2,711,367
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.88%, 08/15/2016	AA	370,000	389,484
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	AAA	2,360,000	2,745,766
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	AAA	2,000,000	2,146,480
Medical Univ., SC Hosp. Auth. RRB, Ser. A, 6.38%, 08/15/2027	BBB+	1,500,000	1,538,505
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	Aaa	500,000	564,805
6.85%, 10/01/2025	Aaa	1,000,000	1,131,670
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys.:
Ser. A, 5.50%, 07/01/2017	AAA	3,445,000	3,691,145
Ser. A, 5.50%, 07/01/2018	AAA	3,670,000	3,910,165
Virginia Beach, VA IDA RB, Virginia Beach Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	AAA	500,000	542,840
Washington Cnty., VA IDA RB, Johnston Mem. Hosp., 6.00%, 07/01/2014	A2	750,000	825,997
25,721,849
HOUSING 5.2%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.88%, 07/01/2006	A	445,000	460,223
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	Aaa	1,980,000	2,058,428
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	A	2,000,000	1,938,540
Ser. B, 6.50%, 07/01/2024	NR	1,600,000	1,581,840
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016, (Insd. by FHA)	AAA	500,000	511,025
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Bank & Insd. by FSA)	AAA	500,000	516,180
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026, (Insd. by FNMA)	AAA	640,000	654,842
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	A	1,000,000	964,960
Ser. C, 7.00%, 07/01/2029	NR	2,700,000	2,569,455
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Virginia Hsg. Dev. Auth. MHRB:
Ser. B, 4.65%, 05/01/2010	AA+	$ 910,000	$ 933,196
Ser. H, 5.55%, 05/01/2015	AA+	1,000,000	1,028,940
Ser. H, 6.00%, 05/01/2010	AA+	500,000	518,975
Ser. H, 6.10%, 11/01/2011	AA+	1,000,000	1,035,600
Ser. H, 6.35%, 11/01/2011	AA+	300,000	306,018
Ser. I, 5.45%, 05/01/2018	AA+	500,000	515,730
Ser. K, 5.90%, 05/01/2011	AA+	400,000	417,004
Ser. O, 6.05%, 11/01/2017	AA+	500,000	518,795
16,529,751
INDUSTRIAL DEVELOPMENT REVENUE 5.1%
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	NR	6,305,000	6,215,154
Isle Wright Cnty., VA IDA Solid Wst. Disposal Facs. RB, Union Camp Corp. Proj., 6.55%, 04/01/2024	BBB	2,535,000	2,598,375
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	AAA	2,190,000	2,470,232
Norfolk, VA IDA RB, Sentara Hosp., Ser. A, 6.50%, 11/01/2013	AA	3,500,000	3,766,560
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	BBB+	1,000,000	1,059,920
16,110,241
LEASE 6.1%
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	AAA	2,000,000	2,202,580
5.65%, 07/01/2009, (Insd. by MBIA)	AAA	2,215,000	2,461,197
5.75%, 07/01/2011, (Insd. by MBIA)	AAA	2,930,000	3,263,669
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	AA+	250,000	270,655
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	AA	700,000	788,389
Montgomery Cnty., VA IDRB, Auth. Lease:
5.50%, 01/15/2018, (Insd. by AMBAC)	AAA	1,000,000	1,080,350
5.50%, 01/15/2020, (Insd. by AMBAC)	AAA	1,120,000	1,197,011
Orange Cnty., VA IDA IDRB, Pub. Facs. Orange Cnty. Proj., 5.38%, 02/01/2017, (Insd. by AMBAC)	Aaa	1,055,000	1,138,377
Prince William Cnty., VA Lease COP:
5.20%, 12/01/2005, (Insd. by MBIA)	AAA	500,000	541,645
5.25%, 12/01/2015	Aa2	450,000	482,584
Prince William Cnty., VA Park Auth. RB:
6.30%, 10/15/2006	NR	500,000	538,645
6.88%, 10/15/2016	NR	1,300,000	1,408,823
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	A	1,540,000	1,550,380
Consolidated Laboratories Proj.:
5.00%, 09/01/2011	AA+	1,000,000	1,085,760
5.13%, 09/01/2016	AA+	1,235,000	1,300,912
19,310,977
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 0.5%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	$ 500,000	$ 538,410
Virginia Pub. Bldg. Auth. Pub. Facs. RB, Ser. A, 6.00%, 08/01/2011	AA+	1,000,000	1,136,870
1,675,280
PORT AUTHORITY 1.0%
Virginia Port Auth. Cmnwlth. Port Fund RB, Resolution, 5.50%, 07/01/2018	AA+	3,000,000	3,169,350
POWER 1.6%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.05%, VRDN	A	5,000,000	5,000,000
PRE-REFUNDED 0.1%
Loudoun Cnty., VA GO, 5.50%, 10/01/2007	AA+	365,000	373,756
PUBLIC FACILITIES 7.3%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB, Wallens Ridge Dev. Proj., 6.00%, 09/01/2007	AA+	3,675,000	4,082,227
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.63%, 07/15/2017	AA	1,000,000	1,074,410
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	AAA	1,300,000	1,438,424
Prince William Cnty., VA IDA RB, ATCC Proj., 6.00%, 02/01/2014	Aa3	500,000	517,190
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.38%, 08/01/2020	AA	2,485,000	2,598,614
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A, 5.00%, 08/01/2004	AA+	300,000	311,034
Ser. A, 5.00%, 08/01/2009	AA+	3,000,000	3,289,110
Ser. A, 5.50%, 08/01/2013	AA+	3,335,000	3,675,203
Ser. A, 5.50%, 08/01/2015	AA+	2,000,000	2,184,840
Ser. A, 5.50%, 08/01/2016	AA+	2,000,000	2,179,920
Ser. A, 6.00%, 08/01/2009	AA+	1,000,000	1,154,900
Ser. B, 5.50%, 08/01/2014	AA+	515,000	565,099
23,070,971
RESOURCE RECOVERY 1.2%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington, Inc. Proj., 5.38%, 01/01/2013, (Insd. by FSA)	AAA	3,810,000	3,949,827
SPECIAL TAX 1.3%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2013	BBB-	1,000,000	1,035,420
Ser. A, 5.50%, 10/01/2018	BBB-	2,000,000	2,022,100
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	995,270
4,052,790
TOBACCO REVENUE 0.6%
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	A-	2,180,000	1,855,006
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 6.3%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.88%, 07/01/2010, (Insd. by FGIC)	AAA	$ 2,890,000	$ 3,184,173
Peninsula, VA Port Auth. RB, Port Facs. CSX Trans. Proj., 6.00%, 12/15/2012	Baa2	2,000,000	2,055,840
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB:
Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	AAA	4,000,000	4,327,800
Ser. G, 5.25%, 07/01/2020, (Insd. by FGIC)	AAA	2,000,000	2,105,060
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	AA	1,000,000	1,127,910
Northern VA Trans. Dist. Program:
Ser. A, 6.00%, 05/15/2008	AA+	2,030,000	2,122,020
Ser. B, 7.25%, 05/15/2020	AA+	1,700,000	1,976,845
U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%, 05/15/2015	AA+	1,000,000	1,093,050
Virginia Port Auth. RB, 5.90%, 07/01/2016	AA+	750,000	781,500
Washington, DC, Metro Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	AAA	1,000,000	1,132,020
19,906,218
UTILITY 0.4%
Virginia Resource Wtr. & Swr. Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	AA	1,000,000	1,126,390
WATER & SEWER 8.9%
Bristol, VA Util. Sys. RRB:
5.25%, 07/15/2023, (Insd. by MBIA)	AAA	2,000,000	2,058,920
5.75%, 07/15/2016, (Insd. by FSA)	AAA	1,000,000	1,142,190
Buena Vista, VA IDA Wtr. & Swr. Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	NR	390,000	400,788
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.38%, 11/01/2007	AAA	130,000	133,133
Fairfax Cnty., VA Swr. RB, 5.63%, 07/15/2011	AAA	2,605,000	2,895,666
Fairfax Cnty., VA Wtr. Auth. RB:
5.63%, 04/01/2017	AAA	1,640,000	1,803,147
6.00%, 04/01/2022	AAA	1,265,000	1,397,408
6.13%, 04/01/2016	AAA	1,545,000	1,772,980
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	AA+	285,000	298,677
James City Cnty., VA Svcs. Auth. Wtr. & Swr. RB, 5.13%, 01/15/2018, (Insd. by FSA)	AAA	1,305,000	1,370,981
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	AA	1,735,000	1,929,476
Virginia Resource Auth. Clean Wtr. RB, State Revolving Fund:
5.38%, 10/01/2022	AAA	675,000	710,134
5.50%, 10/01/2015	AAA	2,250,000	2,473,380
5.75%, 10/01/2019	AAA	180,000	200,662
5.88%, 10/01/2014	AAA	1,250,000	1,419,775
6.00%, 10/01/2016	AAA	3,965,000	4,518,712
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	AAA	$ 1,280,000	$ 1,393,472
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.00%, 05/01/2016	AA	1,290,000	1,343,264
Virginia Resource Wtr. & Swr. Auth. RB, Appomattox River Auth., Ser. A, 5.25%, 10/01/2013	AA	1,000,000	1,023,280
28,286,045
Total Municipal Obligations			311,394,891

		Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund (o)		940,179	940,179
Total Investments (cost $297,700,650) 98.4%			312,335,070
Other Assets and Liabilities 1.6%			5,053,540
Net Assets 100.0%			$ 317,388,610

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Association
RRB	Refunding Revenue Bond
VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of August 31, 2003 (unaudited):

Virginia	88.8%
District of Columbia	4.1%
Puerto Rico	2.7%
Georgia	1.9%
U.S. Virgin Islands	1.3%
Maryland	0.5%
South Carolina	0.5%
Non-state specific	0.2%
Total	100.0%
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

Assets
Identified cost of securities	$ 297,700,650
Net unrealized gains on securities	14,634,420

Market value of securities	312,335,070
Receivable for securities sold	2,145,362
Receivable for Fund shares sold	81,733
Interest receivable	3,913,762
Prepaid expenses and other assets	38,728

Total assets	318,514,655

Liabilities
Dividends payable	856,535
Payable for Fund shares redeemed	218,330
Advisory fee payable	14,594
Distribution Plan expenses payable	5,997
Due to other related parties	3,475
Accrued expenses and other liabilities	27,114

Total liabilities	1,126,045

Net assets	$ 317,388,610

Net assets represented by
Paid-in capital	$ 305,868,710
Overdistributed net investment income	(150,181)
Accumulated net realized losses on securities	(2,964,339)
Net unrealized gains on securities	14,634,420

Total net assets	$ 317,388,610

Net assets consists of
Class A	$ 76,374,320
Class B	26,840,666
Class C	5,079,346
Class I	209,094,278

Total net assets	$ 317,388,610

Shares outstanding
Class A	7,409,672
Class B	2,604,028
Class C	492,796
Class I	20,286,240

Net asset value per share
Class A	$ 10.31
Class A -- Offering price (based on sales charge of 4.75%)	$ 10.82
Class B	$ 10.31
Class C	$ 10.31
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.41
Class I	$ 10.31

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2003

Investment income
Interest	$ 15,663,606

Expenses
Advisory fee	1,368,431
Distribution Plan expenses
Class A	222,473
Class B	259,190
Class C	39,061
Administrative services fee	325,817
Transfer agent fees	107,708
Trustees' fees and expenses	4,916
Printing and postage expenses	24,000
Custodian fees	90,168
Registration and filing fees	63,027
Professional fees	23,113
Other	15,534

Total expenses	2,543,438
Less: Expense reductions	(1,123)
Expense reimbursements	(1,227)

Net expenses	2,541,088

Net investment income	13,122,518

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(800,917)
Net change in unrealized gains or losses on securities	(4,725,553)

Net realized and unrealized gains or losses on securities	(5,526,470)

Net increase in net assets resulting from operations	$ 7,596,048

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2003		2002(a)

Operations
Net investment income		$ 13,122,518		$ 9,172,244
Net realized gains or losses on securities		(800,917)		788,936
Net change in unrealized gains or losses on securities		(4,725,553)		4,087,739

Net increase in net assets resulting from operations		7,596,048		14,048,919

Distributions to shareholders from
Net investment income
Class A		(3,207,785)		(2,782,270)
Class B		(826,647)		(693,610)
Class C		(123,096)		(2,620)
Class I		(8,993,334)		(5,772,061)

Total distributions to shareholders		(13,150,862)		(9,250,561)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,559,104	16,378,552	1,897,356	19,517,136
Class B	771,054	8,105,462	769,100	7,938,319
Class C	561,729	5,919,667	78,769	821,276
Class I	3,597,817	37,803,095	2,366,096	24,372,365

		68,206,776		52,649,096

Net asset value of shares issued in reinvestment of distributions
Class A	207,873	2,183,352	174,163	1,794,472
Class B	55,387	581,645	47,146	485,638
Class C	8,140	85,518	212	2,226
Class I	21,051	220,865	6,709	69,602

		3,071,380		2,351,938

Automatic conversion of Class B shares to Class A shares
Class A	34,382	363,097	207,350	2,135,072
Class B	(34,382)	(363,097)	(207,350)	(2,135,072)

		0		0

Payment for shares redeemed
Class A	(1,783,152)	(18,653,873)	(954,355)	(9,822,388)
Class B	(314,779)	(3,305,971)	(213,122)	(2,193,925)
Class C	(156,054)	(1,639,520)	0	0
Class I	(4,408,813)	(46,254,099)	(2,163,504)	(22,339,188)

		(69,853,463)		(34,355,501)

Net asset value of shares issued in acquisition
Class A	0	0	676,173	6,951,830
Class I	0	0	11,205,922	115,208,098

		0		122,159,928

Net increase in net assets resulting from capital share transactions		1,424,693		142,805,461

Total increase (decrease) in net assets		(4,130,121)		147,603,819
Net assets
Beginning of period		321,518,731		173,914,912

End of period		$ 317,388,610		$ 321,518,731

Overdistributed net investment income		$ (150,181)		$ (125,724)

(a) For Class C shares, for the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $1,227. Total amounts subject to recoupment as of August 31, 2003 were $1,227.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Virginia Municipal Fund in a tax-free exchange for Class A and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $4,444,836. The aggregate net assets of the Fund and Wachovia Virginia Municipal Fund immediately prior to the acquisition were $186,465,376 and $122,159,928, respectively. The aggregate net assets of the Fund immediately after the acquisition were $308,625,304.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $86,503,187 and $80,638,115, respectively, for the year ended August 31, 2003.

On August 31, 2003, the aggregate cost of securities for federal income tax purposes was $297,733,560. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,422,925 and $821,415, respectively, with a net unrealized appreciation of $14,601,510.

As of August 31, 2003, the Fund had $2,172,335 in capital loss carryovers for federal income tax purposes with $2,126,625 expiring in 2009 and $45,710 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2003, the Fund incurred and will elect to defer post-October losses of $759,094.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2003, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryover and
Exempt-Interest	Unrealized	Post-October
Income	Appreciation	Loss

$150,181	$14,601,510	$2,931,429

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,
	2003	2002

Ordinary Income	$ 50,472	$ 40,443
Exempt-Interest Income	13,100,390	9,210,118

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

24

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Virginia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Virginia Municipal Bond Fund, as of August 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 3, 2003

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.62%.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567754   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 27, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: October 27, 2003